As filed with the U.S. Securities and Exchange Commission on December 4, 2015

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 178	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 179

STATE STREET INSTITUTIONAL INVESTMENT TRUST

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 662-1742

(Registrant’s Telephone Number)

David James, Secretary

State Street Bank and Trust Company

One Lincoln Street/CPH 0326

Boston, MA 02111

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

State Street Institutional Investment Trust

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

Class A (SSGGX)

Class C (SSGCX)

Class I (SSGMX)

Class K (SSGKX)

Prospectus Dated [●]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE FUND MAY OFFER MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS ONLY THE CLASS A, CLASS C, CLASS I AND CLASS K SHARES OF THE FUND.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

Investment Objective

The State Street Disciplined Global Equity Fund (the “Disciplined Global Equity Fund” or the “Fund”) seeks to provide competitive long-term returns while maintaining low long-term volatility relative to the broad global equity market.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Global Equity Fund. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $50,000 in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page [    ] of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of [State Street Disciplined Global Equity] Portfolio (the “[Disciplined Global Equity] Portfolio” or the “Portfolio”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class I		Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[5.25	]%	[None	]	[None	]	[None	]
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or original offering price)	[None	][1]	[1.00	]%[2]	[None	]	[None	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)3

	Class A		Class C		Class I		Class K
Management Fee	[	]%	[	]%	[	]%	[	]%
Distribution and/or Service (12b-1) Fees	[	]%	[	]%	[	]%	[	]%
Other Expenses[3]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%	[	]%
Fee Waiver and/or Expense Reimbursement[4]	[	]%	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[	]%	[	]%	[	]%	[	]%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1% CDSC may be assessed on redemptions of Class C Shares during the first year only.
[3]	Other Expenses are based on estimates for the current fiscal year.
[4]	The fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until [ ] to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed [ ]% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to [ ] except with the approval of the Fund’s Board of Trustees.

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Example

This Example is intended to help you compare the cost of investing in the Disciplined Global Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. [[The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the period from the date of this Prospectus through [                    ].]] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years
Class A	$	[	]	$	[	]
Class C	$	[	]	$	[	]
Class I	$	[	]	$	[	]
Class K	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years
Class A	$	[	]	$	[	]
Class C	$	[	]	$	[	]
Class I	$	[	]	$	[	]
Class K	$	[	]	$	[	]

Portfolio Turnover

The Disciplined Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the [Disciplined Global Equity] Portfolio, the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings, if any, for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days’ notice prior to a change in its 80% policy. SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) seeks to select a portfolio of securities that it expects over the long term to exhibit relatively low volatility and provide competitive returns compared with the MSCI World Index (the “Index”).

In seeking to identify stocks offering the potential for capital growth, the Adviser employs a proprietary quantitative process. The process evaluates the relative attractiveness of eligible securities based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the process may incorporate an element designed to evaluate the macroeconomic environment and prevailing market conditions. The process is intended to allow the Adviser to evaluate eligible securities and then rank eligible securities in the Fund’s investment universe in the order of their attractiveness as potential Fund investments.

The Adviser also uses a quantitative analysis to determine the expected volatility of a stock’s market price. Volatility is a statistical measurement of up and down fluctuations in the value of a security over time. Volatility may result in rapid and dramatic price swings. The Adviser seeks to favor securities with low exposure to market

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risk factors and low security-specific risk. In determining the exposure of a security to such risk factors, the Adviser may take into account, among other things, such considerations as a security’s market capitalization, its price momentum, the security’s valuation, the liquidity of the security, the degree to which the issuer is leveraged, and the issuer’s growth prospects. The Adviser also implements risk constraints at the overall portfolio level focusing on such factors as industry and sector exposures, market capitalization exposure, and geographic exposures.

Through these quantitative processes of security selection and [portfolio diversification], the Adviser expects that the portfolio will be subject to a relatively low level of absolute risk (as defined by statistical measures of volatility, such as standard deviation of returns) and should exhibit relatively low volatility compared with the Index over the long term. The Adviser will make changes over time in the Fund’s portfolio to reflect changes in the various risk factors described above. From time to time, the Adviser may make a qualitative judgment not to implement fully the results of the quantitative investment process if it believes that the process did not take into account all of the information relevant to a particular investment, or that a different evaluation or weighting of the information relating to an investment might be more appropriate. There can be no assurance that the Fund will in fact achieve any targeted level of volatility or experience lower volatility than the Index, nor can there be any assurance that the Fund will produce returns in excess of the Index.

The Fund will generally invest at least 40% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least three countries, including the United States.

The Fund expects to invest primarily in common stocks. The Fund may also invest in other equity securities including depositary receipts having characteristics similar to common stocks, preferred stocks, convertible securities, and rights or warrants to buy common stocks. The Fund may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund may hold a portion of its assets in cash and cash instruments. While the Fund may invest in companies of any market capitalization, it expects to primarily invest in large capitalization companies.

The Fund may invest in derivatives, such as futures contracts and total return swaps, in order to gain broad equity market exposures pending investments of cash, or to reduce market exposures pending the sales of securities. The Fund reserves the right to enter into foreign currency futures, forward contracts, and options to hedge currency risk, although the Adviser does not currently anticipate that such transactions will play any significant role of the investment process.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the [Disciplined Global Equity] Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

Principal Risks

You could lose money by investing in the Fund. General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

•	Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

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•	Currency Hedging Risk. If the Fund enters into currency hedging transactions, any loss generated by those transactions generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. There can be no assurance that the Fund’s hedging transactions will be effective.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the hedging transaction and the risk sought to be hedged. For example, the size of each currency position hedged by the Fund is reset monthly based on the size of the fund’s exposure to that currency at a point in time. The size of the Fund’s exposure to a currency will vary during the month. This means the size of each currency hedge could be greater or less than the Fund’s total exposure in that currency during the month, and changes in currency exchange rates will affect Fund returns even when the hedge works as intended. There can be no assurance that the Fund’s hedging transactions will be effective. The effectiveness of the Fund’s currency hedging strategy will also generally be affected by the volatility of both the securities included in the Index, and the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of the Fund’s currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of the Fund’s currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. The Fund’s currency hedging activities will potentially increase or accelerate distributions to shareholders, increase distributions taxed to shareholders as ordinary income, result in the re-characterization of prior ordinary income distributions as return of capital, or generate losses that cannot be used to offset income or capital gain in subsequent years. The Fund will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.

•	Currency Risk. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the US dollar may result in substantial declines in the values of the Fund’s assets denominated in foreign currencies.

Despite the Fund’s currency hedging strategy, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may be volatile, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund’s, or the Underlying Fund’s, assets denominated in foreign currencies. Because the Fund’s, or the Underlying Fund’s, net asset values (“NAVs”) are determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency when measured in U.S. dollars, thereby decreasing the Fund’s overall NAV. A foreign currency may be affected favorably or unfavorably by currency exchange rates, currency control regulations and restrictions or prohibitions on the repatriation of the foreign currency. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund’s assets denominated in foreign currencies. Fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund or the Underlying Fund invests, causing an adverse impact on the Fund’s or the Underlying Fund’s investments in the affected region and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund shares.

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•	Derivatives Risk. Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.

•	Equity Investing Risk. The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Geographic Focus Risk. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the country or region in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

•	Large-Capitalization Securities Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

•	Large Shareholder Risk. To the extent a large proportion of the shares of the Portfolio are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

•	Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

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•	Management Risk. The Portfolio is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Portfolio and, therefore, the Fund, to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results.

•	Market Risk. The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets.

•	Master/Feeder Structure Risk. The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser or an affiliate serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund’s investment program adversely and limit the ability of the master fund to achieve its objective.

•	Modeling Risk. The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors.

•	Non-U.S. Securities Risk. Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the Unites States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. [In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions.] In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

•	Risk of Investment in Other Pools. If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

•

Unconstrained Sector Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or

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more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

•	Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

•	Volatility Risk. Because the Fund seeks to exhibit relative low volatility and excess returns as compared to the Index over the long term, both its portfolio investments and its returns may differ, potentially greatly, from those of the Index. There can be no assurance that the Fund will in fact experience lower volatility than the Index nor can there be any assurance that the Fund will produce returns in excess of the Index. The application of the Adviser’s active stock selection model may lead to a degree of added risk in exchange for the potential outperformance relative to the Index. Because the Fund is managed to limit volatility, it is likely that in periods of rapidly rising markets the Fund will experience less favorable returns than the Index.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

Investment Adviser

SSGA FM serves as the investment adviser to the Fund and the Portfolio.

Chee Ooi and Adel Daghmouri have been Portfolio Managers for the Fund and the Portfolio since organization in [            ].

Purchase and Sale of Fund Shares

Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None

Class C
To establish an account	$2,000
To add to an existing account	None

Class I
To establish an account	$1,000,000
To add to an existing account	None

Class K
To establish an account	$10,000,000
To add to an existing account	None

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You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail:

State Street Funds

P.O. Box 8317

Boston, MA 02266-8317

By Overnight:

State Street Funds

30 Dan Road

Canton, MA 02021

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact Boston Financial Dealer Services Group at (877)-332-6207 or email them at nsccresearch@bostonfinancial.com with questions.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains, unless you hold the shares through a tax-advantaged arrangement, in which case special tax rules apply.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUND AND THE PORTFOLIO

Investment Objectives

The Board of Trustees may change the investment objective of the Fund, as stated in the Fund’s summary, or (except as otherwise specifically noted) the Fund’s investment strategies and other policies, without shareholder approval.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings, if any, for investment purposes) in equity securities. The Fund will provide shareholders with at least 60 days’ notice prior to a change in its 80% policy. SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) seeks to select a portfolio of securities that it expects over the long term to exhibit relatively low volatility and provide competitive returns compared with the MSCI World Index (the “Index”).

In seeking to identify stocks offering the potential for capital growth, the Adviser employs a proprietary quantitative process. The process evaluates the relative attractiveness of eligible securities based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation, quality and investor sentiment), and other historical quantitative metrics. Additionally, the process may incorporate an element designed to evaluate the macroeconomic environment and prevailing market conditions. The process is intended to allow the Adviser to evaluate eligible securities and then rank eligible securities in the Fund’s investment universe in the order of their attractiveness as potential Fund investments.

The Adviser also uses a quantitative analysis to determine the expected volatility of a stock’s market price. Volatility is a statistical measurement of up and down fluctuations in the value of a security over time. Volatility may result in rapid and dramatic price swings. The Adviser seeks to favor securities with low exposure to market risk factors and low security-specific risk. In determining the exposure of a security to such risk factors, the Adviser may take into account, among other things, such considerations as a security’s market capitalization, its price momentum, the security’s valuation, the liquidity of the security, the degree to which the issuer is leveraged, and the issuer’s growth prospects. The Adviser also implements risk constraints at the overall portfolio level focusing on such factors as industry and sector exposures, market capitalization exposure, and geographic exposures.

Through these quantitative processes of security selection and [portfolio diversification], the Adviser expects that the portfolio will be subject to a relatively low level of absolute risk (as defined by statistical measures of volatility, such as standard deviation of returns) and should exhibit relatively low volatility compared with the Index over the long term. The Adviser will make changes over time in the Fund’s portfolio to reflect changes in the various risk factors described above. From time to time, the Adviser may make a qualitative judgment not to implement fully the results of the quantitative investment process if it believes that the process did not take into account all of the information relevant to a particular investment, or that a different evaluation or weighting of the information relating to an investment might be more appropriate. There can be no assurance that the Fund will in fact achieve any targeted level of volatility or experience lower volatility than the Index, nor can there be any assurance that the Fund will produce returns in excess of the Index.

The Fund will generally invest at least 40% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least three countries, including the United States.

The Fund expects to invest primarily in common stocks. The Fund may also invest in other equity securities including depositary receipts having characteristics similar to common stocks, preferred stocks, convertible securities, and rights or warrants to buy common stocks. The Fund may purchase securities in their initial public offerings, and may hold securities that are restricted as to resale. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted by applicable law (including those advised by the Adviser). The Fund may hold a portion of its assets in cash and cash instruments. While the Fund may invest in companies of any market capitalization, it expects to primarily invest in large capitalization companies.

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The Fund may invest in derivatives, such as futures contracts and total return swaps, in order to gain broad equity market exposures pending investments of cash, or to reduce market exposures pending the sales of securities. The Fund reserves the right to enter into foreign currency futures, forward contracts, and options to hedge currency risk, although the Adviser does not currently anticipate that such transactions will play any significant role of the investment process.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the [Disciplined Global Equity] Portfolio, which has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

ADDITIONAL INFORMATION ABOUT RISKS

Additional information about risks is described below.

•	Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer, depending on the terms of the securities) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.

•	Counterparty Risk. The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts and other transactions such as repurchase agreements or reverse repurchase agreements. The Fund’s ability to profit from these types of investments and transactions will depend on the willingness and ability of its counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. The Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving its counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Contractual provisions and applicable law may prevent or delay the Fund from exercising its rights to terminate an investment or transaction with a financial institution experiencing financial difficulties, or to realize on collateral, and another institution may be substituted for that financial institution without the consent of the Fund. If the credit rating of a derivatives counterparty declines, the Fund may nonetheless choose or be required to keep existing transactions in place with the counterparty, in which event the Fund would be subject to any increased credit risk associated with those transactions.

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Currency Hedging Risk. When a derivative is used as a hedge against a position that the Fund holds, any gain generated by the derivative generally should be substantially offset by losses on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between a derivative and its reference asset. For example, because the Fund’s currency hedge is reset on a monthly basis, currency risk may develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, the Fund may not be able to structure its hedging transactions as anticipated or its hedging transactions may not successfully reduce the currency risk included in the Fund’s portfolio. The effectiveness of the Fund’s currency hedging strategy will also generally be affected by the volatility of

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both the securities included in the Index, and the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of the Fund’s currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of the Fund’s currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. There can be no assurance that the Fund’s hedging transactions will be effective. The effectiveness of the Fund’s currency hedging strategy will also generally be affected by the volatility of both its Underlying Fund’s index, and the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility can reduce the effectiveness of the Fund’s currency hedging strategy. The effectiveness of the Fund’s currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may further impact the effectiveness of the Fund’s currency hedging strategy. The Fund will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.

•	Currency Risk. Investments in issuers in different countries are often denominated in currencies different from the Fund’s base currency. Changes in the values of those currencies relative to the Fund’s base currency may have a positive or negative effect on the values of the Fund’s investments denominated in those currencies. The values of other currencies relative to the Fund’s base currency may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments. Currency values can decrease significantly both in the short term and over the long term in response to these and other developments. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. To the extent the Adviser seeks to hedge against adverse changes in the values of currencies on the value of the Fund’s assets, such hedging transactions may not have the desired effect or may cause the Fund to lose money.

•	Depositary Receipts Risk. American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. There may be less publicly available information regarding the issuer of the securities underlying a depositary receipt than if those securities were traded directly in U.S. securities markets. Depositary receipts may or may not be sponsored by the issuers of the underlying securities, and information regarding issuers of securities underlying unsponsored depositary receipts may be more limited than for sponsored depositary receipts. The values of depository receipts may decline for a number of reasons relating to the issuers or sponsors of the depository receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action.

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Derivatives Risk. A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset, interest rate, or index. Derivative transactions typically involve leverage and may have significant volatility. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. Risks associated with derivative instruments include potential changes in value in response to interest rate changes or other market developments or as a result of the counterparty’s credit quality; the potential for the derivative transaction not to have the effect the Adviser anticipated or a different or less favorable effect than the Adviser anticipated; the failure of the counterparty to the derivative transaction to perform its obligations under the transaction or to settle a trade; possible

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mispricing or improper valuation of the derivative instrument; imperfect correlation in the value of a derivative with the asset, rate, or index underlying the derivative; the risk that the Fund may be required to post collateral or margin with its counterparty, and will not be able to recover the collateral or margin in the event of the counterparty’s insolvency or bankruptcy; the risk that the Fund will experience losses on its derivatives investments and on its other portfolio investments, even when the derivatives investments may be intended in part or entirely to hedge those portfolio investments; the risks specific to the asset underlying the derivative instrument; lack of liquidity for the derivative instrument, including without limitation absence of a secondary trading market; the potential for reduced returns to the Fund due to losses on the transaction and an increase in volatility; the potential for the derivative transaction to have the effect of accelerating the recognition of gain; and legal risks arising from the documentation relating to the derivative transaction.

•	Equity Investing Risk. The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

•	Geographic Focus Risk. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the country or region in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund.

•	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the values of a fund’s assets can decline.

•	Large Capitalization Securities Risk. Securities issued by large-capitalization companies may present risks not present in smaller companies. For example, larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies, especially during strong economic periods. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

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•	Large Shareholder Risk. To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program. For example, they could require the Portfolio to sell portfolio securities or purchase portfolio securities unexpectedly and incur substantial transaction costs and/or accelerate the realization of taxable income and/or gains to shareholders, or the Portfolio may be required to sell its more liquid Portfolio investments to meet a large redemption, in which case the Portfolio’s remaining assets may be less liquid, more volatile, and more difficult to price. The Portfolio may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.

•	Liquidity Risk. Liquidity risk is the risk that the Fund may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Fund currently values them. For example, certain investments may be subject to restrictions on resale, may trade in the over-the-counter market or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities. The Fund may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Fund. In some cases, due to unanticipated levels of illiquidity the Fund may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

•	Management Risk. The Portfolio is an actively managed investment portfolio. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy or as to a hedging strategy may prove to be incorrect, and may cause the Portfolio and, therefore, the Fund, to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results

•	Market Risk. Market prices of investments held by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

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Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any partial or complete dissolution of the European Monetary Union, or any increased uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on

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the values of the Fund’s investments. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Fund. To the extent the Fund has focused its investments in the market or index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

•	Market Volatility; Government Intervention Risk. Market dislocations and other external events, such as the failures or near failures of significant financial institutions, dislocations in investment or currency markets, corporate or governmental defaults or credit downgrades, or poor collateral performance, may subject the Fund to significant risk of substantial volatility and loss. Governmental and regulatory authorities have taken, and may in the future take, actions to provide or arrange credit supports to financial institutions whose operations have been compromised by credit market dislocations and to restore liquidity and stability to financial systems in their jurisdictions; the implementation of such governmental interventions and their impact on both the markets generally and the Fund’s investment program in particular can be uncertain. In recent periods, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including, without limitation, in Europe or Asia. Defaults or restructurings by governments or others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In recent periods, financial regulators, including the U.S. Federal Reserve and the European Central Bank, have taken steps to maintain historically low interest rates, such as by purchasing bonds. Some governmental authorities have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators to implement, or to curtail or taper, such activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

•	Master/Feeder Structure Risk. The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the master fund. The ability of the Fund to meet redemption requests will depend on its ability to redeem its interest in the master fund. The Adviser or an affiliate serves as investment adviser to the master fund, leading to potential conflicts of interest. For example, the Adviser or its affiliates will receive fees based on the amount of assets invested in the master fund. Investment by the Fund in the master fund may be beneficial in the management of the master fund, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to invest the Fund’s assets in a master fund sponsored or managed by the Adviser or its affiliates in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such master fund over a master fund sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in a master fund sponsored or managed by the Adviser or its affiliates. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a master fund sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so. The Fund will bear its pro rata portion of the expenses incurred by the master fund.

•	Modeling Risk. The Adviser uses quantitative models in an effort to enhance returns and manage risk. Any imperfections, errors or limitations in these models could limit any benefit to the Fund from the use of the models, or could result in incorrect outputs or in investment outcomes different from or opposite to those expected or desired by the Adviser. These models may make simplifying assumptions that limit their effectiveness and may draw from historical data that does not adequately identify or reflect factors necessary to an appropriate or useful output. There can be no assurance that the models will behave as expected in all market conditions. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors.

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•	Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by entities with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. [Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies.] Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the United States. The securities of some non-U.S. entities are less liquid and at times more volatile than securities of comparable U.S. entities, and could become subject to sanctions or embargoes that adversely affect the Fund’s investment. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the U.S. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, and diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries. Investments in securities of non-U.S. issuers also are subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses.

•	Preferred Securities Risk. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time. In the event an issuer of preferred securities experiences economic difficulties, the issuer’s preferred securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer.

•	Rights or Warrants Risk. The holder of a warrant or right typically has the right to acquire securities or other obligations from the issuer of the warrant or right at a specified price or under specified conditions. The risks of a warrant may as a result be similar to the risks of a purchased call option. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of changes in the value of the underlying security or obligation or due to speculation in the market for the warrants or other factors. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities; their prices may have significant volatility and it is possible that the Fund will lose its entire investment in a warrant. The Fund’s failure to exercise a warrant or subscription right to purchase common shares in an issuer might result in the dilution of the Fund’s interest in the issuing company.

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Risk of Investment in Other Pools. If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected. The Fund is exposed indirectly to all of the risks applicable to an investment in such other pool. In addition, lack of liquidity in the underlying pool could result in its value being more volatile than the underlying portfolio of securities, and may limit the ability of the Fund to sell or redeem its interest in the pool at a time or at a price it might consider desirable. The investment policies and limitations of the other pool may not be the same as those of the Fund; as a result, the Fund may be subject to additional or different risks, or may achieve a reduced investment return, as a result of its investment in another pool. If a pool is an exchange-traded fund or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. For example, the Adviser or its affiliates may receive fees based on the amount of assets invested

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in the pool. Investment by the Fund in the pool may be beneficial to the Adviser or an affiliate in the management of the pool, by helping to achieve economies of scale or enhancing cash flows. Due to this and other factors, the Adviser may have an incentive to invest the Fund’s assets in a pool sponsored or managed by the Adviser or its affiliates in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in the pool over a pool sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in a pool sponsored or managed by the Adviser or its affiliates. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

•	Settlement Risk. Markets in different countries have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions. Delays in settlement may increase credit risk to the Fund, limit the ability of the Fund to reinvest the proceeds of a sale of securities, hinder the ability of the Fund to lend its portfolio securities, and potentially subject the Fund to penalties for its failure to deliver to on-purchasers of securities whose delivery to the Fund was delayed. Delays in the settlement of securities purchased by the Fund may limit the ability of the Fund to sell those securities at times and prices it considers desirable, and may subject the Fund to losses and costs due to its own inability to settle with subsequent purchasers of the securities from it. The Fund may be required to borrow monies it had otherwise expected to receive in connection with the settlement of securities sold by it, in order to meet its obligations to others. Limits on the ability of the Fund to purchase or sell securities due to settlement delays could increase any variance between the Fund’s performance and that of its benchmark index.

•	Unconstrained Sector Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. When the Fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the Fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the Fund. Any such investment focus may also limit the liquidity of the Fund. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect an industry, market, or economic sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such extreme cash inflows or outflows might affect management of the Fund adversely. The Fund may establish or terminate a focus in an industry or sector at any time in the Adviser’s discretion and without notice to investors.

•	Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.

•	Volatility Risk. Because the Fund seeks to exhibit relative low volatility and excess returns as compared to the Index over the long term, both its portfolio investments and its returns may differ, potentially greatly, from those of the Index. There can be no assurance that the Fund will in fact experience lower volatility than the Index nor can there be any assurance that the Fund will produce returns in excess of the Index. The application of the Adviser’s active stock selection model may lead to a degree of added risk in exchange for the potential outperformance relative to the Index. Because the Fund is managed to limit volatility, it is likely that in periods of rapidly rising markets the Fund will experience less favorable returns than the Index.

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ADDITIONAL INFORMATION ABOUT THE FUND’S AND THE PORTFOLIO’S NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

•	Conflicts of Interest Risk. An investment in the Fund may be subject to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency and shareholder servicing, securities brokerage services, and other services for which the Fund would compensate the Adviser and/or such affiliates. The Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser. There is no assurance that the rates at which the Fund pays fees or expenses to the Adviser or its affiliates, or the terms on which it enters into transactions with the Adviser or its affiliates will be the most favorable available in the market generally or as favorable as the rates the Adviser makes available to other clients. Because of its financial interest, the Adviser may have an incentive to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so in the absence of that interest.

The Adviser and its affiliates serve as investment adviser to other clients and may make investment decisions that may be different from those that will be made by the Adviser on behalf of the Fund. For example, the Adviser may provide asset allocation advice to some clients that may include a recommendation to invest in or redeem from particular issuers while not providing that same recommendation to all clients invested in the same or similar issuers. The Adviser may (subject to applicable law) be simultaneously seeking to purchase (or sell) investments for the Fund and to sell (or purchase) the same investment for accounts, funds, or structured products for which it serves as asset manager, or for other clients or affiliates. The Adviser and its affiliates may invest for clients in various securities that are senior, pari passu or junior to, or have interests different from or adverse to, the securities that are owned by the Fund. The Adviser or its affiliates, in connection with its other business activities, may acquire material non-public confidential information that may restrict the Adviser from purchasing securities or selling securities for itself or its clients (including the Fund) or otherwise using such information for the benefit of its clients or itself.

The foregoing does not purport to be a comprehensive list or complete explanation of all potential conflicts of interests which may affect the Fund. The Fund may encounter circumstances, or enter into transactions, in which conflicts of interest that are not listed or discussed above may arise.

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Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, funds (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks or technical malfunctions may interfere with the processing of shareholder or other transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject a Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks or technical malfunctions may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. A Fund may also incur substantial costs for cybersecurity risk management in order to prevent cyber incidents in the future. A Fund and its shareholders could be negatively impacted as a result. While the Adviser has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. Each Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect a Fund from

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cyber-attack. Similar types of cybersecurity risks or technical malfunctions also are present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

•	Leveraging Risk. Borrowing transactions, reverse repurchase agreements, certain derivatives transactions, securities lending transactions and other investment transactions, such as when-issued, delayed-delivery, or forward commitment transactions, may create investment leverage. When the Fund engages in transactions that have a leveraging effect on the Fund’s investment portfolio, the value of the Fund will be potentially more volatile and all other risks will tend to be compounded. This is because leverage generally creates investment risk with respect to a larger base of assets than the Fund would otherwise have and so magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets. The use of leverage is considered to be a speculative investment practice and may result in losses to the Fund. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet asset segregation or coverage requirements.

•	Money Market Risk. An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund’s share price to fall below $1.00. It is possible that a money market fund will issue and redeem shares at $1.00 per share at times when the fair value of the money market fund’s portfolio per share is more or less than $1.00. Recent changes in the regulation of money market funds may affect the operations and structures of such funds. A money market fund may be permitted or required to impose redemption fees or to impose limitations on redemptions during periods of high illiquidity in the markets for the investments held by it. None of State Street Corporation, State Street Bank and Trust Company, SSGA, SSGA Funds Management, Inc. or their affiliates (“State Street Entities”) guarantee the value of an investment in a money market fund at $1.00 per share. Investors should have no expectation of capital support to a money market fund from State Street Entities.

•	Securities Lending. The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and the Fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, the Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, the Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. The Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

•	Temporary Defensive Positions. In response to actual or perceived adverse market, economic, political, or other conditions, the Fund may (but will not necessarily), without notice, depart from its principal investment strategies by temporarily investing for defensive purposes. Temporary defensive positions may include, but are not limited to, cash, cash equivalents, U.S. government securities, repurchase agreements collateralized by such securities, money market funds, and high-quality debt investments. If the Fund invests for defensive purposes, it may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund’s portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

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MANAGEMENT AND ORGANIZATION

The Fund and the Portfolio. The Fund is a diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

The Fund invests as part of a “master-feeder” structure. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Portfolio, a separate mutual fund, that has substantially similar investment policies, strategies and risks as the Fund. Descriptions of the investment activities of the Fund also generally describe the expected investment activities of the corresponding Portfolio.

The Fund can withdraw its investment in the Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives of the Portfolio changed so that they were inconsistent with the objectives of the Fund. If the Fund withdraws its investment from the Portfolio, the Fund may invest all of its assets in another mutual fund that has substantially similar investment strategies as the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSGA”) is the investment management group of State Street Corporation, a publicly held bank holding company. SSGA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $[        ] trillion in assets as of [                    ]. SSGA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Fund, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSGA FM had approximately $[        ] billion in assets under management as of [                    ].

Investment Management Fees. For the services provided under the Investment Advisory Agreement, the Fund expects to pay the Adviser a fee at an annual rate of [    ]% of the Fund’s average daily net assets.

A summary of the factors considered by the Board of Trustees in connection with the initial approval of the investment advisory agreement for the Fund will be available in the Fund’s annual report or semi-annual report, as applicable, after the Fund commences operations.

Portfolio Management. The Adviser places all orders for purchases and sales of the Fund’s investments. The Adviser manages the Fund using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSGA Investment Committee.

Key investment professionals involved in the day-to-day portfolio management of the Fund include the following:

Chee Ooi is a Vice President of SSGA FM. He is a Senior Portfolio Manager in the firm’s Global Active Quantitative Equity Team and is responsible for research and portfolio management across the quantitative international active equity strategies. Currently based in Boston, Chee joined SSGA in 2008.

Prior to joining SSGA, he was a Director and Senior Quantitative Analyst in Citigroup’s Global Quantitative Research group in New York and started his career in finance at Salomon Brothers as a derivatives research analyst. Chee has 13 years of quantitative research and modeling experience on the sell-side. He has published papers in the Journal of Portfolio Management. He also pioneered the application of classification and regression tree technique in stock selection.

Chee holds a BS in Electrical Engineering and Computer Science from the Massachusetts Institute of Technology.

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Adel Daghmouri is a Senior Portfolio Manager of SSGA FM. In the Global Quantitative Active Equity Group, he focuses on managing global investment strategies, product development and quantitative research within developed markets. Prior to this, he was a founding member of the quantitative Canadian active equity team responsible for portfolio management across active, enhanced and market-neutral strategies.

Since joining the firm in 1998, Adel has also worked as a Portfolio Manager in the Global Structured Products Group focusing on a broad range of international and domestic strategies.

Adel holds a Bachelor of Business Administration from Laval University and a Master of Science degree in Finance from HEC Montreal.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund and the Portfolio is available in the SAI.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

The Administrator, Sub-Administrator and Custodian. The Adviser serves as administrator of the Fund. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator for the Fund for a fee that is paid by the Adviser. State Street also serves as custodian of the Fund for a separate fee that is paid by the Fund.

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Fund’s distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust.

Additional Information. The Trustees of the Trust oversee generally the operations of the Fund and the Trust. The Trust enters into contractual arrangements with various parties, including among others the Fund’s investment adviser, custodian, transfer agent, and accountants, who provide services to the Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them directly against the service providers or to seek any remedy under them directly against the service providers.

This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. Neither this Prospectus, nor the related statement of additional information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

SHAREHOLDER INFORMATION

Determination of Net Asset Value. The Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in the Fund. The NAV of each class of the Fund’s shares is calculated by dividing the value of the assets of the Fund attributable to that class less the liabilities of the Fund attributable to that class by the number of shares in the class outstanding. The Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Fund’s Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one

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or more securities or other investments held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price the Fund would have received had it sold the investment. To the extent that the Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchase of Fund Shares

Mutual funds advised by SSGA FM (the “State Street Funds”) and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that they have uncovered unlawful activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.

Investing in State Street Institutional Investment Trust Shares

This section of the Prospectus explains the basics of doing business with the State Street Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of State Street Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this Prospectus. The State Street Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information. Requests for transactions in the State Street Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and all applicable documents have been received in such accurate and complete form (including typically, a signed application and medallion-guaranteed documents), and, for a purchase request, the check or wired funds have cleared.

Purchasing Shares

Choosing a Share Class

The Fund offers four classes of shares through this Prospectus: Class A, Class C, Class I and Class K, available to you subject to the eligibility requirements set forth below.

All classes of the Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Fund in the future. Your investment professional can help you choose the share class that best suits your investment needs.

When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver. This means that less money will be invested in the Fund immediately. Class A shares have a Rule 12b-1 fee of 0.25% per year. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

When you buy Class C shares, the full amount of your purchase price will be invested in the Fund, but you will be subject to a Rule 12b-1 fee of 1.00% per year. Because this fee is paid out of the Fund’s assets on an ongoing basis, over time this fee may increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sale charge when you redeem Class C shares within one year of the purchase date.

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The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of the Fund’s expenses in the Fund Summary in this Prospectus.

The minimum purchase amount may be waived by for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their families.

	Class A	Class C	Class I	Class K

Availability	Available to the general public through certain financial intermediaries.	Available to the general public through certain financial intermediaries.

Limited to certain investors, including:

•  Certain banks, broker-dealers and other financial intermediaries.

•  Certain employer-sponsored retirement plans.

•  Certain employees or affiliates of State Street Corporation or its affiliates.

Limited to certain investors, including certain qualified recordkeepers and employer-sponsored retirement plans.

Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) as well as for certain fee-based programs where an agreement is in place.	$2,000	$1,000,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) as well as for certain fee-based programs where an agreement is in place.	$10,000,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) as well as for certain fee-based programs where an agreement is in place.

Maximum Investment	None.	$999,999; none for omnibus retirement plans.	None.	None.

Initial (Front-End) Sales Charge	Yes. 5.25% payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.

Deferred (CDSC) Sales Charge	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	Yes, 1.00% payable if you redeem within one year of purchase. See the chart under “Class C” section of this Prospectus.	No.	No.

Distribution and Service (Rule 12b-1) Fees	0.25% annual fee.	1.00% annual fee.	No.	No.

Redemption Fees	No.	No.	No.	No.

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The following pages cover additional details about each share class, including information about share class eligibility, initial and deferred sales charges, and sales charge reductions and waivers. Information about sales charges and sales charge reductions and waivers is also available free of charge on the Fund’s website at SSGAFUNDS.com.

Class A

Class A shares are available to the general public for investment through qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Fund’s Distributor.

When you buy Class A shares, you pay an initial (or front-end) sales charge at the time of your investment, which is included in the offering price, unless you qualify for a sales charge reduction or waiver. This fee is deducted from the amount you invest, and the remainder of your money is used to buy shares in the Fund. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to financial intermediaries at each level of investment. The actual sales charge you pay may vary slightly from the rates disclosed due to rounding.

Amount of Purchase Payment	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Financial Intermediary Compensation as a % of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000-$99,999	4.50%	4.71%	4.00%
$100,000-$249,999	3.50%	3.63%	3.25%
$250,000-$499,999	2.50%	2.56%	2.25%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000 or more	None	None	Advanced Commission	1 2

[1]	Class A advanced commission for purchases over $1 million

First $1-3 million	1.00%
Next $3-15 million	0.50%
Over > $15 million	0.25%

[2]	If you purchase $1,000,000 or more of Class A shares of the Fund you will not be assessed a sales charge at the time of purchase. The Distributor pays broker-dealers advanced commissions that are calculated on a year-by-year basis based on the amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advanced commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase. You may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds if you redeem your shares within 18 months after purchase.

Reducing Your Class A Sales Charge

The Fund offers two principal ways for you to qualify for discounts on initial sales charges on Class A share purchases, often referred to as “breakpoint discounts”: Right of Accumulation or a Letter of Intent. Each of these methods is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the State Street Funds that offer Class A shares in which you invest (as described below) even if such State Street Funds are held in accounts with different financial intermediaries, as well as purchases of shares of all Class C, Class I and Class N State Street Funds (other than shares of money market funds) to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your financial intermediary or the State Street Funds that you would like to have one or more of the State Street Funds linked together for purposes of reducing the initial sales charge.

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Right of Accumulation: You may qualify for a reduction in the sales charge you pay for purchases of Class A shares through Right of Accumulation.

To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals of any Class A, Class C, Class I, and Class N shares of a State Street Fund (other than shares of money market funds) held in:

1. Your account(s);

2. Account(s) of your spouse or domestic partner;

3. Account(s) of children under the age of 21 who share your residential address;

4. Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5. Solely controlled business accounts; and

6. Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A shares, inform your financial intermediary or the State Street Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the State Street Funds may verify (1) the number of shares of the State Street Funds held in your account(s) with State Street Funds, (2) the number of shares of the State Street Funds held in your account(s) with a financial intermediary, and (3) the number of shares of the State Street Funds held in an account with a financial intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Gifting of Shares. If you make a gift of shares, upon your request, you may combine purchases, if made at the same time, under right of accumulation of Class A, Class C, Class I and Class N shares of a State Street Fund (other than shares of money market funds) at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to State Street or their agents at the time of purchase to exercise this right.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A shares of one or more State Street Funds within a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. Purchases of Class A shares of one or more State Street Funds you make over the 13 month period will be combined and you will pay the same sales charge on the new Class A shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Fund or your financial intermediary. Purchases submitted not more than three months prior to the date the Letter of Intent is received are considered in determining the level of sales charge that will be paid pursuant to the Letter of Intent; however, the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. In addition, investors do not receive credit for shares purchased by the reinvestment of distributions.

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The Letter of Intent is a non-binding commitment upon the investor to purchase the full amount indicated. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining in your name) until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of the applicable sales charge.

To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your financial intermediary. To determine if you are eligible for these programs call (800) 647-7327. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of the Fund if the shares are:

1.	Acquired through the reinvestment of dividends and capital gain distributions.

2.	Acquired in exchange for Class A shares of another State Street Fund that were previously assessed a sales charge. However, if your shares are subject to CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.

3.	Bought in State Street Funds that do not offer Class N (no load) shares by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	The State Street Funds

•	State Street Corporation and its subsidiaries and affiliates

For those State Street Funds that offer Class N shares, officers, directors or trustees, retirees and employees and their immediate family members, of State Street Corporation and its subsidiaries and affiliates may open new accounts and purchase shares subject to the $1,000 minimum investment amount

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial intermediaries or financial institutions that have entered into selling agreements with the Fund or Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Employer Sponsored Retirement (including Employer Sponsored IRAs) and Deferred Compensation Plans maintained on retirement platforms or by the Fund’s Transfer Agent of its affiliates with at least $1million of assets; or with at least 100 eligible employees to participate in the plan; or that execute plan level or multiple-plan level transactions through a single omnibus account with the Fund or a financial intermediary. These Plans include: (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension,

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profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; and( iii) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Internal Revenue Code. Employer Sponsored IRAs include: Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.

•	Investors who are directly rolling over or transferring shares from an established State Street Fund or State Street qualified retirement plan. Rolling over or transferring shares involves the transferring of shares (in-kind); there is no cash movement associated with the transaction.

•	Clients of financial intermediaries that (i) charge an ongoing fee for advisory, management, consulting or similar services, or (ii) have entered into an agreement with the Fund’s Distributor to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers.

•	Insurance company separate accounts.

•	Tuition Programs that qualify under Section 529 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Class A shares of a State Street Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Please refer to Class A and Class C Account Reinstatement Privileges below.

7.	Bought in connection with plans of reorganization of a State Street Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party. However, you may pay a CDSC when you sell the Fund shares you received in connection with the plan of reorganization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call (800) 647-7327 or contact your financial intermediary. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class C

Class C shares are available to the general public for investment through transaction-based financial intermediaries.

Class C shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a contingent deferred sales charge (CDSC) according to the following schedule:

Years Since Purchase	CDSC As a % of Dollar Amount Subject to Charge
0-1	1.00
After First Year	NONE

The Distributor pays a commission of 1.00% of the original purchase price to financial intermediaries who sell Class C shares. Class C shares have no conversion feature.

HOW THE CDSC IS CALCULATED

The State Street Funds calculate the CDSC by treating all purchases made in a given month as being made on the first day of the month.

The CDSC will be multiplied by then current market value or the original cost of shares being redeemed, whichever is less. To minimize the CDSC, shares not subject to any charge, including share appreciation, or acquired through reinvestment of dividends or capital gain distributions, are redeemed first followed by shares held the longest time.

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You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your financial intermediary may not maintain such information.

WAIVER OF THE CDSC

In the following situations, no CDSC is imposed on redemptions of Class A and Class C shares of the Fund:

1. If you participate in the Automatic Withdrawal Plan (AWP). Redemptions made on a regular periodic basis (e.g. monthly) will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 10% annually of the current market value of the account balance. Redemptions made as part of a required minimum distribution are also included in calculating amounts eligible for this waiver. For information on the Automatic Withdrawal Plan, please see the section of the Prospectus entitled “Service Options”.

2. If you are a registered participant or beneficial owner of an account and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). This waiver is only available for accounts open prior to the shareholder’s or beneficiary’s death or disability, and the redemption must be made within one year of such event. Subsequent purchases into such account are not eligible for the CDSC waiver. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3. Redemptions that represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If you maintain more than one IRA, only the assets credited to the IRA that is invested in one or more of the State Street Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

4. A distribution from a qualified retirement plan by reason of the participant’s retirement.

5. Redemptions that are involuntary and result from a failure to maintain the required minimum balance in an account.

6. Exchanges in connection with plans of reorganization of a State Street Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you receive in connection with the plan of reorganization.

7. Exchanges for shares of the same class of another State Street Fund. However, if your shares are subject to CDSC, the CDSC will continue to apply to your new shares. For purposes of the CDSC, shares will continue to age from the date of the original purchase of the Fund shares.

8. Redemption of shares purchased through employer sponsored retirement plans, and deferred compensation plans. The CDSC, however, will not be waived if the plan redeems all of the shares that it owns on behalf of participants prior to the applicable CDSC period, as defined above.

9. Redemptions as part of annual IRA custodial fees.

10. Acquired through the reinvestment of dividends and capital gains distributions.

11. Bought with proceeds from the sale of Class C shares of a State Street Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Please refer to Class A and Class C Account Reinstatement Privileges below.

Class A and Class C Account Reinstatement Privileges

You may purchase Class A shares or Class C shares at NAV within 90 days of the sale with no sales charge by reinstating all or part of your proceeds into the same account that the sale occurred. Any applicable CDSC in connection with the redemption in Class A or Class C shares will be credited and aging will begin at original purchase date. Please note that a redemption and reinstatement are considered to be a sale and purchase for tax-reporting purposes.

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Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your financial intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors and/or investments:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in:

•	discretionary and non-discretionary advisory programs;

•	fund supermarkets;

•	asset allocation programs;

•	other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund shares or for otherwise participating in the program; or

•	certain other investment programs that do not charge an asset-based fee;

2.	Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

3.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code;

4.	Certain other registered open-end investment companies whose shares are distributed by the Distributor;

5.	Certain retirement and deferred compensation programs established by State Street Corporation or its affiliates for their employees or the Fund’s Trustees;

6.	Current or retired directors, officers and employees of SSGA and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary;

7.	Current or retired Directors or Trustees of the State Street Funds, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary;

8.	Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser;

9.	The reinvestment of dividends from Class I shares in additional Class I shares of the Fund; and

10.	Qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Fund’s Distributor.

The minimum investment for Class I shares is $1,000,000.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your financial intermediary can help you determine whether you are eligible to purchase Class K shares.

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Class K shares are available to the following categories of investors:

1.	Qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Fund’s Distributor;

2.	Defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan;

3.	Employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor; and

4.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code.

The minimum investment for Class K shares is $10,000,000.

How to Initiate a Purchase Request

Investing in the State Street Funds Through a Financial Intermediary

If you currently do not have an account with SSGA FM, you may establish a new account and purchase shares of the State Street Funds through a financial intermediary, such as a bank, broker, or investment adviser. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. You may also submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain investor services offered by the State Street Funds, such as Automatic Investment and Withdrawal Plans, and check-writing on money market funds, you also will be required to submit a Service Option Form. See Service Options. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need.

Account Applications and Other Documents. You may find many of the forms necessary to open an account online or by calling or writing to the State Street Funds. See Contacting the State Street Funds.

Opening Accounts and Purchasing By Telephone. You may call the State Street Funds to request that the account-opening forms be sent to you or for assistance in completing the necessary paperwork. Once an account has been established, you may also call the State Street Funds to request a purchase of shares. See Contacting the State Street Funds.

Opening Accounts and Purchasing By Mail. You may send the State Street Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the State Street Funds to make an exchange. For the State Street Funds’ addresses, see Contacting the State Street Funds.

Please be sure to check Exchanging Shares and Frequent-Trading Limits below.

How to Pay for a Purchase

By Wire. Please call the State Street Funds for instructions and policies on purchasing shares by wire. See Contacting the State Street Funds. All wires should be in U.S. dollars and immediately available funds.

By Check. You may send a check to make initial or additional purchases to your fund account. Make your check payable to “State Street Funds” and include the appropriate fund name and account number (e.g, “State Street Disciplined Global Equity Fund —a/c #xxx”) in the memo section of the check.

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By Exchange. You may purchase shares of a State Street Fund, provided the Fund’s minimum investment is met, using the proceeds from the simultaneous redemption of shares of another State Street Fund of the same class. You may initiate an exchange by telephone or by mail. See Exchanging Shares.

In-Kind Purchase of State Street Fund Shares. The State Street Funds, in their sole discretion, may permit you to purchase State Street Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the State Street Funds for more information, including additional restrictions. See Contacting the State Street Funds.

Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the State Street Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each State Street Fund’s NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading.

For Purchases by Check, Exchange or Wire into all Funds: If the purchase request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

The time on a business day that your purchase order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Policy Upon Purchase below.

If your purchase request is not in good order, it may be rejected.

For further information about purchase transactions, consult our website at SSGAFUNDS.com or see Contacting the State Street Funds.

Other Purchase Policies You Should Know

Check Purchases. All checks used to purchase State Street Fund shares must be drawn on a U.S. bank and in U.S. dollars. The State Street Funds will not accept any third-party check used for an initial purchase of fund shares, or any check drawn on a credit card account for any purpose.

New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the State Street Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. The State Street Funds reserve the right to stop selling fund shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another State Street Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Purchases Through Pension Plans. If you are purchasing State Street Fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

Redeeming Shares

By Telephone. You may call the State Street Funds to request a redemption of shares. See Contacting the State Street Funds.

By Mail. You may send a written request to the State Street Funds to redeem from a fund account or to make an exchange. See Contacting the State Street Funds.

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Please be sure to check Exchanging Shares and Frequent-Trading Limits below.

Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the State Street Funds receive your request in good order and the manner in which you are redeeming.

Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day). If the redemption request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day’s NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be the next business day.

The time on a business day that your redemption order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Payment Policy Upon Redemption below.

How to Receive Redemption Proceeds

By Electronic Bank Transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire. When redeeming shares of a State Street Fund, you may instruct the State Street Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order and the proceeds wire will normally be sent the next day. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The State Street Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Exchange. You may have the proceeds of a State Street Fund redemption invested directly into shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail.

By Check. You may have the proceeds of a State Street Funds redemption paid by check and sent to the address shown on the State Street Funds registration record, provided that the address on the registration record has not changed within 30 days of the redemption request. The State Street Funds will mail you a redemption check, generally payable to all registered account owners, normally by the next business day of your trade date.

Other Redemption Policies that You Should Know

Redemptions within 15 Days of Purchase. If you purchased State Street Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the State Street Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Address Changes. If your address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee.

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Significant/Unusual Economic or Market Activity. During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

Minimum Account Size. If, due to your redemptions or exchanges, your account balance for the Fund falls below a minimum amount set by the Fund (presently, the minimum initial investment of your selected share class), the Fund may choose to redeem the shares in the account and mail you the proceeds. You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum within the prescribed period may result in a State Street Fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on such fund’s records.

In-Kind Redemptions. The State Street Funds may pay any portion of the amount of the redemption proceeds in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the State Street Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Large Redemptions. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Suspension of Shareholder Redemptions. The State Street Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than 7 days to the extent permitted by the Investment Company Act of 1940, as amended.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one State Street Fund to simultaneously purchase shares of a different State Street Fund. Exchanges may be made within the same class (i.e. Class A shares for Class A shares; Class C shares for Class C shares). Class N shares are also exchangeable for other share classes of these State Street Funds and would be subject to the conditions for investing in the other class of shares described in the Prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares above. Exchanges are subject to the terms applicable to the purchases of the Fund into which you are exchanging. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging your shares of a State Street Fund for shares of another fund is a taxable event and may result in capital gain or loss.

If the NYSE is open for regular trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the State Street Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days’ advance notice of any modification or termination of the exchange privilege.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the State Street Funds. The State Street Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of a State Street Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the State Street Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the State Street Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

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As a means to protect each State Street Fund and its shareholders from Excessive Trading:

•	The State Street Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the State Street Funds;

•	The State Street Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the State Street Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the State Street Funds against harmful short-term trading; and

•	With respect to State Street Funds that invest in securities that trade on foreign markets, pursuant to the State Street Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same State Street Fund, excluding the State Street money market funds), and uses the following notification process:

•	If the State Street Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the State Street Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

•	If the same account engages in another Round Trip following the issuance of a warning, the State Street Funds’ distributor will instruct State Street Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the State Street Fund (the “Stop Purchase instruction”);

•	At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

•	If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the State Street Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Purchase instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the State Street Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the State Street Funds. While the State Street Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. It may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the Fund or its shareholders.

A State Street Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Service Options

Dividend and Capital Gain Distribution Option. You may set up your State Street Fund account to reinvest any dividend or capital gains distribution that you receive as a fund shareholder into the same or a different State Street Fund, or have any dividend or capital gain paid by check, by wire or by check to a special payee. No interest will accrue on the amounts represented by the uncashed distribution checks. If you have elected to receive distributions

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by check, and the post or other delivery service is unable to deliver the checks because of an incorrect mailing address, or if a distribution check remains uncashed for six month, the uncashed distribution and all future distribution elections will be reinvested at the then-current net asset value of the Fund. Please refer to Dividends and Distributions below for additional information.

Automatic Withdrawal Plan. If your account balance is over $10,000, you may request periodic (monthly, quarterly, semi-annually, or annually) automatic cash withdrawals of $100 or more which can be mailed to you or any person you designate, or sent through ACH to your bank (at your selection). Proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically. No interest will accrue on the amounts represented by the uncashed redemption check(s). Ask your financial adviser or financial intermediary for details.

Telephone Redemptions and Exchanges. You may set up your State Street Fund account so that if you request over the telephone to redeem State Street Fund shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the State Street Funds to act on your telephonic instructions to exchange State Street Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one State Street Fund to another State Street Fund of the same share class.

Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking or savings account. Once this option has been established, you may call the State Street Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. The Fund reserves the right to cancel your automatic investment plan if any correspondence sent by the Fund is returned by the postal or other delivery service as “undeliverable”.

Account Transfers

To effect a change in account registration (for example, to add a new joint owner), a shareholder of a State Street Fund may request to open a new account in the same State Street Fund (referred to as a “transfer”). To effect a transfer, the State Street Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the State Street Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Responsibility for Fraud

The State Street Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the State Street Funds immediately about any transactions or changes to your account that you believe to be unauthorized.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this Prospectus, the State Street Funds reserve the right, without notice, to:

1.	Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;

2.	Accept initial purchases by telephone;

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3.	Freeze any account and/or suspend account services if the State Street Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;

4.	Temporarily freeze any account and/or suspend account services upon initial notification to the State Street Funds of the death of the shareholder until the State Street Funds receive required documentation in good order;

5.	Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and

6.	Redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the State Street Funds believe to be suspicious, fraudulent, or illegal.

Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSGA FM management, we reasonably believe they are deemed to be in the best interest of the State Street Fund.

DIVIDENDS AND DISTRIBUTIONS

Income and capital gains dividends of the Fund will be declared and paid at least annually. Any income and capital gains that have not been distributed by December of each calendar year are generally distributed at that time.

When a fund distributes income or capital gains, the NAV per share is reduced by the amount of the distribution. Income and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•	Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered State Street Fund of the same share class.

Dividend Policy Upon Purchase.

Purchases made by check, Federal Wire or exchange from an existing State Street Fund will earn dividends if they are invested in the fund by close of record date of the dividend or capital gain.

Dividend Payment Policy Upon Redemption. All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

DELIVERY OF DOCUMENTS TO ACCOUNTS SHARING AN ADDRESS

To reduce expenses, we may mail only one copy of the Fund’s Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 647-7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

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TAX CONSIDERATIONS

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for additional disclosure.

The Fund invests substantially all of its investable assets in the Portfolio, which is expected to be treated as a regulated investment company for U.S. federal income tax purposes, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio.

The Fund intends to elect to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, the Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. The Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

The Fund generally expects to satisfy the requirements to qualify and be eligible to be treated as a regulated investment company, provided that the Portfolio also meets these requirements; the Fund currently expects that the Portfolio will meet these requirements. Because the Fund will invest substantially all of its assets in the Portfolio, if the Portfolio were to fail to satisfy the diversification, 90% gross income, or distribution requirement and were not to cure that failure, the Fund itself would be unable to satisfy the diversification requirement. Such a failure to qualify for treatment as a regulated investment company could subject the Fund or the Portfolio to regular corporate income taxes.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the Portfolio owned (or is deemed to have owned) the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Portfolio owned (or is deemed to have owned) for more than one year that are properly reported by the Portfolio and the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that the Portfolio owned (or is deemed to have owned) for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by the Portfolio and the Fund as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Portfolio.

Any gain resulting from the redemption of Fund shares generally also will be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of the Fund.

The Portfolio’s income from or the proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. In certain instances, the Fund may be entitled to elect to pass through to its shareholders a credit or deduction for a shareholder that itemizes deductions and so chooses, for foreign taxes. If the Fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the Portfolio. There can be no assurance that the Fund will make such election, even if it is eligible to do so. Even if the Fund elects to pass through to shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

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Certain of the Portfolio’s investment practices, including transactions in respect of foreign currencies and other derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. In particular, the Fund’s transactions in respect of foreign currencies will potentially give rise to ordinary income and loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. These special rules may affect the timing, character, and/or amount of the Portfolio’s distributions to the Fund, and, in turn, the Fund’s distributions, and may require the Portfolio to liquidate its investments at a time when it is not advantageous to do so.

If you are not a U.S. person, the Fund’s dividends other than capital gain dividends generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of a regulated investment company beginning before January 1, 2015, a regulated investment company was permitted, but was not required, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements were met. This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2015. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2015, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Cost Basis Reporting. Upon the redemption or exchange of your shares in the Fund, the Fund, or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. Please contact the Fund or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you. Department of the Treasury regulations mandate cost basis reporting to shareholders and the IRS for redemptions of Fund shares. If you acquire and hold shares directly through the Fund and not through a financial intermediary, BFDS will use a default average cost basis methodology for tracking and reporting your cost basis on your Shares, unless you request, in writing, another cost basis reporting methodology. Information regarding the methods available for cost-basis reporting are included in the Statement of Additional Information.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class C shares and for services provided to shareholders in those classes(the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 1.00% of the Fund’s net assets attributable to its Class C shares. Because these fees are paid out of the assets of the Fund attributable to its Class A or Class C shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. For example, the higher Rule 12b-1 fees for Class C shares may cost you more over time than paying the initial sales load for Class A shares.

In addition to payments under the Plan, the Fund may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of the Fund are unavailable for purchase.

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Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Fund or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Third-Party Transactions. The State Street Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the State Street Fund’s behalf. The financial intermediary is responsible for transmitting your purchase request and funds in good form and in a timely manner to the applicable State Street Fund(s). The Fund will not be responsible for delays by the financial intermediary in transmitting your purchase request, including timely transfer of payment, to the Fund. Therefore, orders received for a State Street Fund by a financial intermediary that has been authorized to accept orders on the Fund’s behalf (or other intermediaries designated by the intermediary) prior to the time the Fund’s share price is determined will be deemed accepted by the Fund the same day and will be executed at that day’s closing share price.

If you are purchasing, selling, exchanging or holding State Street Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

PERFORMANCE INFORMATION OF CERTAIN OTHER ACCOUNTS

State Street Disciplined Global Equity Fund (the “Fund”) has not yet commenced operations and does not yet have historical investment performance.

The table below sets forth historical performance information for a composite consisting of the performance of each fully discretionary account managed by SSGA-Global with a substantially similar investment strategy to that of the Fund (the “SSGA Global Managed Volatility Alpha Composite” or “Composite”). SSGA-Global is defined as all portfolios managed across the global offices of State Street Global Advisors (“SSGA”) and SSGA Funds Management, Inc., with the exception of business units which are held out to the market place as distinct business entities—Fiduciary Advisory Solutions (formerly known as the Office of the Fiduciary Advisor [OFA]) and Charitable Asset Management (CAM). Prior to January 1, 2011, SSGA-Global also excluded its wrap fee business (Intermediary Business Group [IBG]) and assets accounted for on a book value basis (global cash and stable value assets). In January 2011, SSGA acquired the Bank of Ireland Asset Management Limited (now known as SSGA Ireland Limited). On January 1, 2012 SSGA Ireland Limited assets were merged into SSGA-Global.

The SSGA Global Managed Volatility Alpha Composite data is provided to illustrate the aggregate past performance, as measured against a specified benchmark, of each investment account SSGA-Global manages using investment objectives, policies and strategies substantially similar to the Fund’s. Each account comprising the Composite, and the related performance information shown below, is separate and distinct from the Fund. The information shown below does not represent the Fund’s performance, is not a substitute for such performance, and should not be considered a guarantee or prediction of the future performance of the Fund or any account within the Composite.

Returns for the Composite shown below are asset weighted using composite member market values, where the composite member’s return calculation are time-weighted, reflecting the reinvestment of dividends and other income. Returns for the Composite are shown both gross of fees and expenses and net of fees and expenses.

Gross of fee and expense returns are returns gross of fees and expenses other than actual trading fees and expenses, and reflect all items of income, gain, and loss (other than unrealized gain or loss on units of the securities lending pools held by any portfolio in the Composite). The performance figures do not take account of the mark to market value of the units of the securities lending cash collateral pools held by any portfolio in the Composite. If they had, the performance shown would have been lower.

Net of fee and expense returns are calculated by adjusting gross of fee and expense returns by the amount shown in the Fund’s fee and expense table under the heading Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for all periods. Net average annual total returns are shown below both with and without reflecting the impact of front-end and deferred sales loads that apply to certain share classes of the Fund. Net annual total returns shown below are not adjusted to reflect the impact of front-end or deferred sales loads that apply to certain share classes of the Fund. Net annual total returns would be lower if Composite returns were adjusted to reflect the impact of such sales loads.

Investors should be aware that the Securities and Exchange Commission (the “SEC”) uses a methodology different from that used below to calculate performance for mutual funds, which could result in different performance results. The SSGA Global Managed Volatility Alpha Composite may include one or more pooled investment vehicles managed by SSGA-Global that are not registered under the Investment Company Act of 1940 (“unregistered funds”). Unregistered funds are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Fund, if it had been in operation during the periods shown, would likely have differed to some extent from that of any unregistered fund in the Composite. The results presented below may not necessarily be representative of the returns that would have been experienced by any particular investor due to the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax (federal, state, local or non-U.S.) that may have been payable.

Average Annual Total Returns (for the periods ended [    ])

SSGA Global Managed Volatility Alpha Composite 1, 2, 3

Currency: U.S. Dollar

	1 Year		3 Year		5 Year		Since Inception ([ ])
Composite Net of Class A Fees and Expenses (reflects the impact of Class A maximum front-end sales load)[4]	[	]%	[	]%	[	]%	[	]%
Composite Net of Class A Fees and Expenses (does not reflect the impact of Class A front-end sales load) [4]	[	]%	[	]%	[	]%	[	]%
Composite Net of Class C Fees and Expenses (reflects the impact of Class C maximum deferred sales load)	[	]%	[	]%	[	]%	[	]%
Composite Net of Class C Fees and Expenses (does not reflect the impact of Class C deferred sales load)	[	]%	[	]%	[	]%	[	]%
Composite Net of Class I Fees and Expenses	[	]%	[	]%	[	]%	[	]%
Composite Net of Class K Fees and Expenses	[	]%	[	]%	[	]%	[	]%
Composite Gross of Fees and Expenses	[	]%	[	]%	[	]%	[	]%
[[MSCI World Index]][5]	[	]%	[	]%	[	]%	[	]%

Annual Total Returns (for the calendar year)

SSGA Global Managed Volatility Alpha Composite 1, 2, 3, 6

Currency: U.S. Dollar

	2009		2010		2011		2012		2013		2014
Composite Net of Class A Fees and Expenses[7]	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Composite Net of Class C Fees and Expenses[7]	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Composite Net of Class I Fees and Expenses	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Composite Net of Class K Fees and Expenses	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Composite Gross of Fees and Expenses	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
[[MSCI World Index]][5]	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%

[1]	The Fund represents substantially the same management process and approach as the SSGA Global Managed Volatility Alpha Composite.
[2]	Each SSGA-Global discretionary account included in the SSGA Global Managed Volatility Alpha Composite seeks to provide a total investment return in excess of the performance of its benchmark index over the long term. The SSGA Global Managed Volatility Alpha Composite has no minimum asset level for inclusion.
[3]	In general, new accounts are included in the Composite at the beginning of the first full month under management on a discretionary basis. Terminated accounts are removed from the Composite after the last full month under management or the last full month in which SSGA-Global maintained discretionary management over the account. Following termination, the performance history of the terminated accounts will remain in the Composite. Monthly rates of return on separate accounts are calculated at least monthly and are increasingly adopting daily methodology. For periods longer than one month, account returns are geometrically linked monthly. Trade-date accounting methodology is used, providing a true time-weighted return.
[4]	Does not reflect the impact of Class A’s contingent deferred sales charge.
[5]	The benchmark for the SSGA Global Managed Volatility Alpha Composite is the MSCI World Index. The index returns are unmanaged and do not reflect the deduction of any fees or expenses. The index returns reflect all items of income, gain and loss and the reinvestment of dividends (net of withholding tax rates) and other income and are calculated in U.S. dollars. It is not possible to invest directly in an index.
[6]	Calendar year-to-date returns through [ ] were [ ]%, [ ]%, [ ]%, [ ]%, [ ]% and [ ]% for the Composite net of Class A fees and expenses, Composite net of Class C fees and expenses, Composite net of Class I fees and expenses, Composite net of Class K fees and expenses, Composite gross of fees and expenses, and MSCI World Index, respectively.
[7]	Composite annual total returns net of Class A and Class C fees and expenses do not reflect front-end or deferred sales loads that may be applicable to Class A and Class C shares. If these amounts were reflected, returns would be less than those shown.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented for the Fund because the Fund had not commenced operations as of the date of this Prospectus.

40

Contacting the State Street Funds:

Online:	www.SSGAFUNDS.com	24 hours a day, 7 days a week
Phone:	800-647-7327	Monday – Friday 8 am – 5 pm EST

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
State Street Funds	State Street Funds
P.O. Box 8317	30 Dan Road
Boston, Massachusetts 02266-8317	Canton, Massachusetts 02021

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services or receipt at the Fund’s post office box, or purchase orders or redemption requests, do not constitute receipt by the Fund or Transfer Agent.

For more information about the Fund:

The Fund’s SAI includes additional information about the Fund and is incorporated by reference into this document. The Fund’s SAI is available, without charge, upon request. The Fund’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (800) 997-7327 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Prospectus and Statement of Additional Information are available, and the annual and semi-annual reports to shareholders will be available, free of charge, on the Fund’s website at SSGAFUNDS.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSGA FUNDS MANAGEMENT, INC.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

41

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(the “Trust”)

P.O. Box 5049

Boston, Massachusetts 02206

STATE STREET DISCIPLINED GLOBAL EQUITY FUND

Class A (SSGGX)

Class C (SSGCX)

Class I (SSGMX)

Class K (SSGKX)

STATEMENT OF ADDITIONAL INFORMATION

[    ]

This Statement of Additional Information (“SAI”) relates to the prospectus dated [                    ], as amended from time to time thereafter for the Fund listed above (the “Prospectus”).

The SAI is not a prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus can be obtained free of charge by calling (800) 997-7327 or by written request to the Trust at the address listed above.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

GENERAL

The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.

The Trust is an open-end management investment company. The Trust comprises the following diversified series:

•	State Street Emerging Markets Equity Index Fund

•	State Street Equity 500 Index Fund;

•	State Street Aggregate Bond Index Fund;

•	State Street Global Equity ex-U.S. Index Fund;

•	State Street Institutional Liquid Reserves Fund;

•	State Street Institutional Tax Free Money Market Fund;

•	State Street Institutional U.S. Government Money Market Fund;

•	State Street Institutional Treasury Money Market Fund;

•	State Street Institutional Treasury Plus Money Market Fund;

•	State Street Strategic Real Return Fund;

•	State Street Target Retirement Fund;

•	State Street Target Retirement 2015 Fund;

•	State Street Target Retirement 2020 Fund;

•	State Street Target Retirement 2025 Fund;

•	State Street Target Retirement 2030 Fund;

•	State Street Target Retirement 2035 Fund;

•	State Street Target Retirement 2040 Fund;

•	State Street Target Retirement 2045 Fund;

•	State Street Target Retirement 2050 Fund;

•	State Street Target Retirement 2055 Fund;

•	State Street Target Retirement 2060 Fund;

•	State Street Disciplined Global Equity Fund (the “Disciplined Global Equity Fund” or the “Fund”);

•	State Street Opportunistic Emerging Markets Fund;

•	State Street Small Cap Emerging Markets Equity Fund;

•	State Street Clarion Global Real Estate Income Fund;

•	State Street Aggregate Bond Index Portfolio;

•	State Street Global Equity ex-U.S. Index Portfolio;

•	State Street Equity 500 Index II Portfolio;

•	State Street Strategic Real Return Portfolio;

•	State Street Hedged International Developed Equity Index Fund;

•	State Street International Developed Equity Index Fund;

•	State Street Small/Mid Cap Equity Index Fund;

•	State Street Small/Mid Cap Equity Index Portfolio;

•	State Street Cash Reserves Fund;

•	State Street Cash Reserves Portfolio;

•	State Street 60 Day Money Market Fund;

•	State Street 60 Day Money Market Portfolio;

•	State Street Conservative Income Fund;

•	State Street Conservative Income Portfolio;

•	State Street Institutional Liquid Assets Fund;

•	State Street Institutional Liquid Assets Portfolio;

•	State Street Current Yield Fund;

•	State Street Current Yield Portfolio;

•	State Street Ultra Short Term Bond Fund; and

•	State Street Ultra Short Term Bond Portfolio.

The Trust includes the following non-diversified series:

•	State Street Clarion Global Infrastructure & MLP Fund

The Disciplined Global Equity Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the [State Street Disciplined Global Equity Portfolio] (the “Disciplined Global Equity Portfolio” or the “Portfolio”) that has substantially similar investment strategies to those of the Fund. The Disciplined Global Equity Portfolio is a series of SSG Active Trust.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund’s Prospectus contains information about the investment objective and policies of the Fund. This SAI should only be read in conjunction with the Prospectus of the Fund.

In addition to the principal investment strategies and the principal risks of the Fund and the Portfolio described in the Fund’s Prospectus, the Fund or the Portfolio may employ other investment practices and may be subject to additional risks, which are described below. In reviewing the practices of the Fund, you should assume that the practices of the Portfolio are the same in all material respects.

ADDITIONAL INVESTMENTS AND RISKS

To the extent consistent with its investment objective and restrictions, the Fund or the Portfolio may invest in the following instruments and use the following techniques.

Bonds

The Fund may invest a portion of its assets in bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date; provided, however, a zero coupon bond pays no interest to its holder during its life. The value of a zero coupon bond to the Fund consists of the difference between such bond’s face value at the time of maturity and the price for which it was acquired, which may be an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Fixed rate bonds generally are also subject to inflation risk, which is the risk that the value of the bond or income from the bond will be worth less in the future as inflation decreases the value of money. This could mean that, as inflation increases, the “real” value of the assets of the Fund holding fixed rate bonds can decline, as can the value of the Fund’s distributions. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

The investment return of corporate bonds reflects interest on the bond and changes in the market value of the bond. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by such a security.

Cash Reserves

The Fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA or higher by S&P or, if unrated, of comparable quality in the opinion of

SSGA Funds Management, Inc. ( the “Adviser” or “SSGA FM”); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. See Appendix A for more information on the ratings of debt instruments.

Cleared Derivatives Transactions

Under recently adopted rules and regulations, transactions in some types of swaps are required to be centrally cleared. In a cleared derivatives transaction, the Fund’s counterparty to the transaction is a central derivatives clearing organization, or clearing house, rather than a bank or broker. Because Fund is not a member of a clearing house, and only members of a clearing house can participate directly in the clearing house, the Fund holds cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. Centrally cleared derivative arrangements may be less favorable to the Fund than bilateral (non-cleared) arrangements. For example, the Fund may be required to provide greater amounts of margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to bilateral derivatives transactions, in some cases following a period of notice to the Fund, a clearing member generally can require termination of existing cleared derivatives transactions at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate transactions at any time. The Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or which the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation.

These clearing rules and other new rules and regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known.

Commodities

General. The Fund may invest in commodities. There are several additional risks associated with transactions in commodity futures contracts, swaps on commodity futures contracts, commodity forward contracts and other commodities instruments. In the commodity instruments markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling commodity instruments today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same commodity instrument, the commodity producer generally must sell the commodity instrument at a lower price than the expected future spot price. Conversely, if most hedgers in the commodity instruments market are purchasing commodity instruments to hedge against a rise in prices, then speculators will only sell the other side of the commodity instrument at a higher future price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in commodity instruments markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new commodity instrument, the Fund might reinvest at a higher or lower future price, or choose to pursue other investments. The commodities which underlie commodity instruments may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than other investments. Also, unlike the financial instruments markets, in the commodity instruments markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity instruments contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in instruments on that commodity, the value of the commodity instrument may change proportionately. In addition, the ability of the Fund to invest directly in commodities and certain commodity-related securities and other instruments is subject to significant limitations in order to enable the Fund to maintain its status as a “regulated investment company” (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund’s ability to invest in commodities and commodity-related investments is limited by tax considerations and could bear on the ability of the Fund to qualify as a RIC. See “Taxes” below.

Commodity-Linked Investments. The Fund may invest in commodity-linked investments. The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through commodity-linked derivative securities, such as structured notes, discussed below, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by the Fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, the Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Because commodity-linked investments are available from a relatively small number of issuers, the Fund’s investments will be particularly subject to counterparty risk, which is the risk that the issuer of the commodity-linked derivative (which issuer may also serve as counterparty to a substantial number of the Fund’s commodity-linked and other derivative investments) will not fulfill its contractual obligations.

The Fund’s ability to invest in commodity-linked investments is limited by tax considerations and could bear on the ability of the Fund to qualify as a RIC. See “Taxes” below.

Credit Default Swaps

The Fund may enter into credit default swap transactions. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” make periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event

(such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

The Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

The use of credit default swaps, like all swap agreements, is subject to certain risks, such as counterparty risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into a credit default swap only with counterparties that the Adviser determines to meet certain standards of creditworthiness. If a counterparty’s creditworthiness declines, the value of the swap would likely decline because of the heightened risk that the counterparty may be unable to satisfy its payment obligations (particularly if the counterparty was the protection seller under the credit default swap contract). In addition, there is no guarantee that the Fund can eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Fund’s exposure under a credit default swap may be considered leverage and as such be subject to the restrictions on leveraged derivatives.

Custodial Risk

There are risks involved in dealing with the custodians or brokers who hold the Fund’s investments or settle the Fund’s trades. It is possible that, in the event of the insolvency or bankruptcy of a custodian or broker, the Fund would be delayed or prevented from recovering its assets from the custodian or broker, or its estate, and may have only a general unsecured claim against the custodian or broker for those assets. In recent insolvencies of brokers or other financial institutions, the ability of certain customers to recover their assets from the insolvent’s estate has been delayed, limited, or prevented, often unpredictably, and there is no assurance that any assets held by the Fund with a custodian or broker will be readily recoverable by the Fund. In addition, there may be limited recourse against non-U.S. sub-custodians in those situations in which the Fund invests in markets where custodial and/or settlement systems and regulations are not fully developed, including emerging markets, and the assets of the Fund have been entrusted to such sub-custodians. SSGA FM or an affiliate may serve as the custodian of the Fund.

Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“YCDs”)

The Fund may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by non-U.S. branches of domestic banks and non-U.S. banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of non-U.S. banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or non-U.S. branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of non-U.S. issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of non-U.S. deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Foreign Currency Transactions

The Fund may enter into a variety of different foreign currency transactions, including, by way of example, currency forward transactions, spot transactions, futures and forward contracts, swaps, or options. Most of these transactions are entered into “over the counter,” and the Fund assumes the risk that the counterparty may be unable or unwilling to perform its obligations, in addition to the risk of unfavorable or unanticipated changes in the values of the currencies underlying the transactions. Over-the-counter currency transactions are typically uncollateralized, and the Fund may not be able to recover all or any of on the assets owed to it under such transactions if its counterparty should default. Many types of currency transactions are expected to continue to be traded over the counter even after implementation of the clearing requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act. In some markets or in respect of certain currencies, the Fund may be required, or agree, in SSGA FM’s discretion, to enter into foreign currency transactions via the custodian’s relevant sub-custodian. SSGA FM may be subject to a conflict of interest in agreeing to any such arrangements on behalf of the Fund. Such transactions executed directly with the sub-custodian are executed at a rate determined solely by such sub-custodian. Accordingly, the Fund may not receive the best pricing of such currency transactions. Recent regulatory changes in a number of jurisdictions may require that certain currency transactions be subject to central clearing, or be subject to new or increased collateral requirements. These changes could increase the costs of currency transactions to the Fund and may make certain transactions unavailable; they may also increase the credit risk of such transactions to the Fund.

Foreign Securities

The Fund is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If the Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees of the Trust (the “Board of Trustees” or the “Board”) or its delegate under applicable rules adopted by the SEC. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Fund intends to construe geographic terms such as “foreign,” “non-U.S.” “European,” “Latin American,” and “Asian,” in the manner that affords to the Fund the greatest flexibility in seeking to achieve its investment objective(s). Specifically, in circumstances where the investment objective and/or strategy is to invest at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i)	The issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii)	The securities are traded principally in the country or region suggested by the Relevant Language; or

(iii)	The issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Fund intends to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of the Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, the Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii) and (iii).

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of the Fund are uninvested. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

Forward Commitments

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”), consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to the Fund of an advantageous yield or price.

Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments. When effecting such transactions, cash or other liquid assets (such as liquid high quality debt obligations) held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. Such segregated assets will be marked to market on a daily basis, and if the market value of such assets declines, additional cash or assets will be segregated so that the market value of the segregated assets will equal the amount of such the Fund’s obligations. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Futures Contracts and Options on Futures

The Fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

Futures contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Futures contracts are traded in the United States only on commodity exchanges or boards of trade — known as “contract markets” — approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although many futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a “closing transaction”). Upon entering into a futures contract, the Fund is required to deposit an initial margin with the futures broker. The initial margin serves as a “good faith” deposit that the Fund will honor its futures commitments. Subsequent payments (called “variation margin” or “maintenance margin”) to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs. If the Fund is unable to enter into a closing transaction, the amount of the Fund’s potential loss may be unlimited.

The Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Registration under the Commodity Exchange Act.

The Fund is operated by persons who have claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund under the Commodity Exchange Act (the “CEA”), and therefore, is not subject to registration or regulation as a commodity pool operator under the CEA. As a result, the Fund is limited in its ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles).

Under this exclusion, the Fund must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). The Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion of futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Fund is subject to the Adviser’s ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the Fund, the Fund may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would likely continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. Some U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price; others may be settled in cash. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the Fund is subject to the Adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund’s securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund’s tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Government Mortgage-Related Securities

The Government National Mortgage Association (“GNMA”) (also known as Ginnie Mae) is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-related securities. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same interest rate risk as comparable privately issued mortgage-related securities. Therefore, the effective maturity and market value of a fund’s GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

Residential mortgage loans are also pooled by the Federal Home Loan Mortgage Corporation (“FHLMC”) (also known as Freddie Mac), a corporate instrumentality of the U.S. Government. The mortgage loans in FHLMC’s portfolio are not government backed; FHLMC, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on FHLMC securities. FHLMC also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

The Federal National Mortgage Association (“FNMA”) (also known as Fannie Mae) is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.

High Yield Securities

The Fund may invest a portion of its assets in high yield debt securities (commonly known as “junk bonds”). Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, but can also be issued by governments. Such issuers are generally less able than more financially stable issuers to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual issuer developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by the Fund.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value per share of the Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available. However, an Index seeks to include primarily high yield securities that the Index provider believes have greater liquidity than the broader high yield securities market as a whole.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Illiquid Securities

The Fund may invest in illiquid securities. The Fund will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Investment-Grade Bonds

The Fund may invest in corporate notes and bonds that are rated investment-grade by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are of comparable quality to the rated securities described above, as determined by the Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa or higher by Moody’s or BBB- or higher by S&P (and securities of comparable quality); securities rated Baa or BBB may have speculative characteristics.

Lending of Fund Securities

The Fund may lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund’s securities lending agent may be an affiliate of the Adviser, and would be compensated by the Fund for its services.

Market Disruption and Geopolitical Risk

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of the Fund’s investments.

Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund.

Recent political activity in the U.S. has increased the risk that the U.S. could default on some or any of its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

To the extent the Fund has focused its investments in the stock market index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Mortgage-Backed Security Rolls

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, a fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will typically bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. A fund that engages in a forward roll transaction forgoes principal and interest paid on the securities sold during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a fund earns interest by investing the transaction proceeds during the roll period. A forward roll transaction may create investment leverage. A fund is subject to the risk that the value of securities to be purchased pursuant to a forward roll transaction will decline over the roll period, and that the Fund’s counterparty may be unwilling or unable to perform its obligations to the Fund. Upon entering into a mortgage-backed security roll, the participating Fund will segregate on its records cash, US Government securities or other high-grade debt securities in an amount sufficient to cover to its obligation under the roll.

Mortgage-Related Securities

The Fund may invest in mortgage-related securities. Mortgage-related securities represent an interest in a pool of, or are secured by, mortgage loans. Mortgage-related securities may be issued or guaranteed by (i) US Government agencies or instrumentalities such as GNMA, FNMA and FHLMC or (ii) other issuers, including private companies.

Many mortgage-related securities provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on many mortgage-related securities are a “pass-through” of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will typically result in early payment of the applicable mortgage-related securities. The occurrence of mortgage prepayments is affected by a variety of factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.

Because of the possibility of prepayments (and due to scheduled repayments of principal), mortgage-related securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. Prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

Collateralized mortgage obligations (“CMOs”) may be issued by a U.S. Government agency or instrumentality or by a private issuer. CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to its terms. However, monthly principal payments and any prepayments from the collateral pool are generally paid first to the holders of the most senior class. Thereafter, payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Any or all classes of obligations of a CMO may be paid off sooner than expected because of an increase in the payoff speed of the pool. Changes in prepayment rates may have significant effects on the values and the volatility of the various classes and series of a CMO. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

Stripped mortgage-related securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-related securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-related securities may be more volatile and less liquid than that for other mortgage-related securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time.

Options

The Fund may purchase and sell put and call options to enhance investment performance and to protect against changes in market prices. There is no assurance that the Fund’s use of put and call options will achieve its desired objective, and the Fund’s use of options may result in losses to the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities. The Fund may write covered call options or uncovered call options.

Covered call options. The Fund may write (i.e., sell) covered call options to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

The Fund will receive a premium from writing a call option, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security.

In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Uncovered call options. Writing uncovered call options may enable the Fund to realize income without committing capital to the ownership of the underlying securities or instruments, however writing uncovered calls are riskier than writing covered calls because there is no underlying security held by the Fund that can act as a partial hedge. When the Fund has written an uncovered call option, the Fund will not necessarily hold securities offsetting the risk to the Fund. As a result of writing a call option without holding the underlying the securities, if the call option were exercised, the Fund might be required to purchase the security that is the subject of the call at the market price at the time of exercise. The Fund’s exposure on such an option is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the security may not be available for purchase. Uncovered calls have speculative characteristics.

Covered put options. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option may be “covered” if the writer earmarks or otherwise segregates liquid assets equal to the price to be paid if the option is exercised minus margin on deposit.

By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Fund may also purchase put and call options to attempt to enhance its current return.

Options on foreign securities. The Fund may purchase and sell options on foreign securities if the Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Options on securities indices. The Fund may write or purchase options on securities indices. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.”

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, if the Fund uses an option for hedging purposes, it bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. The Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Risks involved in the use of options. The successful use of the Fund’s options strategies depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on the Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events — such as volume in excess of trading or clearing capability — were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter (“OTC”) options purchased by the Fund and assets held to cover OTC options written by the Fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Fund’s ability to invest in illiquid securities.

Other Asset-Backed Securities

The Fund may invest in asset-backed securities that are not mortgage-related. Asset-backed securities other than mortgage-related securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are typically similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity, or by priority to certain of the borrower’s other securities. The degree of credit-enhancement, if any, varies, applying only until exhausted and generally covering only a fraction of the security’s par value.

The value of such asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments, or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and the Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the duration of asset-backed securities and may lower their return, in generally the same manner as described above for prepayments of pools of mortgage loans underlying mortgage-related securities.

Purchase of Other Investment Company Shares

The Fund may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies, which include funds managed by SSGA FM, which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund’s. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. REITs pool investor’s funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, if applicable, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund’s original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the securities. Reverse repurchase agreements may create investment leverage and involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect the Fund’s ability to reacquire the underlying securities.

Section 4(a)(2) Commercial Paper/Rule 144A Securities

The Fund may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (“1933 Act”) (“Section 4(a)(2) paper”) or in securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(a)(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be a transaction exempt from the registration requirements of the 1933 Act. Section 4(a)(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(a)(2) paper. Rule 144A securities generally must be sold only to other institutional investors.

Section 4(a)(2) paper and Rule 144A securities will not be considered illiquid for purposes of the Fund’s percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board of Trustees) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(a)(2) paper or Rule 144A securities.

Total Return Swaps, Equity Swaps and Interest Rate Swaps

The Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Fund’s return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines.

The Fund may enter into interest rate swap transactions with respect to any security they are entitled to hold. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. For example, the Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Treasury Inflation-Protected Securities

The Fund may invest in Inflation-Protection Securities (“IPSs”), a type of inflation-indexed Treasury security. IPSs typically provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers (“CPI-U”).

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPSs also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation-adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation-adjusted principal amount for the maturity date.

U.S. Government Securities

The Fund may purchase U.S. Government securities. The types of U.S. Government obligations in which the Fund may at times invest include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to U.S. Government securities it is not obligated to support.

U.S. Registered Securities of Non-U.S. Issuers

The Fund may purchase publicly traded common stocks of non-U.S. corporations.

Investing in U.S. registered, dollar-denominated, securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, and potential restrictions of the flow of international capital. Non-U.S. companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

The Fund’s investment in common stock of non-U.S. corporations may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a non-U.S. corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Variable Amount Master Demand Notes

The Fund may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Variable and Floating Rate Securities

The Fund may invest in variable and floating rate securities. Variable rate securities are instruments issued or guaranteed by entities such as (1) U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

When-Issued Securities and Delayed-Delivery Securities

The Fund may purchase securities on a when-issued basis, and may purchase or sell those securities for delayed delivery. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement takes place. When entering into a when-issued or delayed-delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date.

Securities purchased on a when-issued or delayed-delivery basis and held by the Fund are subject to changes in market value based upon actual or perceived changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” or delayed-delivery basis, there will be a greater possibility of fluctuation in the Fund’s net asset value (“NAV”).

Zero Coupon Securities

The Fund may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. The Fund will not receive cash payments on a current basis from the issuer in respect of accrued original issue discount (“OID”), but investors will be required to accrue OID for U.S. federal income tax purposes. To generate sufficient cash for the Fund to make the requisite distributions to maintain its qualification for treatment as a RIC, the Fund may be required redeem a portion of its interest in the Portfolio in order to obtain sufficient cash to satisfy the 90% distribution requirement with respect to the OID accrued on zero coupon bonds. The Fund in turn may sell investments in order to meet such redemption requests including at a time when it may not be advantageous to do so.

A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset Segregation and Coverage

The Fund may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or the Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, the Fund may enter into an offsetting position rather than earmarking or segregating liquid assets. The Fund may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting the Fund’s ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

Interest Rate Environment Risk

In the wake of the financial crisis that began in 2007, the Federal Reserve System attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (the “quantitative easing program”). As a result, the United States is experiencing historically low interest rate levels. A low interest rate environment may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders and pay expenses out of the Fund’s assets because of the low yields from the Fund’s portfolio investments.

However, continued economic recovery and the cessation of the quantitative easing program increase the risk that interest rates will rise in the near future and that the Fund will face a heightened level of interest rate risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and the Fund’s share price to decline or create difficulties for the Fund in disposing of investments. If the Fund invests in derivatives tied to fixed-income markets, it may be more substantially exposed to these risks than if the Fund does not invest in derivatives. The Fund could also be forced to liquidate its investments at disadvantageous times or prices, thereby adversely affecting the Fund. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and lower the Fund’s performance.

Fundamental Investment Restrictions

The Portfolio in which the Fund invests has substantially similar investment restrictions as the Fund. In reviewing the description of the Fund’s investment restrictions below, you should assume that the investment restrictions of the Portfolio are the same in all material respects as those of the Fund.

The Trust has also adopted the following restrictions applicable to the Fund, which may not be changed without the affirmative vote of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act, to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy:

(1)	The Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

(2)	The Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

(3)	The Fund may purchase or sell commodities to the extent consistent with applicable law from time to time.

(4)	The Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

(5)	The Fund may underwrite securities to the extent consistent with applicable law from time to time.

(6)	The Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

All percentage limitations (except the limitation to borrowings) on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions expressly identified as fundamental, or to the extent designated as such in the Prospectus, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees without shareholder approval.

Disclosure of Portfolio Holdings

Introduction

The policies set forth below to be followed by the State Street Bank and Trust Company (“State Street”) and SSGA Funds Management, Inc. (“SSGA FM” and, collectively, the “Service Providers”) for the disclosure of information about the portfolio holdings of the SSGA Funds, State Street Master Funds, and State Street Institutional Investment Trust (each, a “Trust”). These disclosure policies are intended to ensure compliance by the Service Providers and the Trust with applicable regulations of the federal securities laws, including the Investment Company Act of 1940, as amended (“1940 Act”) and the Investment Advisers Act of 1940, as amended. The Board of Trustees of the Trust must approve all material amendments to the policy.

General Policy

It is the policy of the Service Providers to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Trust.

Exception

No information concerning the portfolio holdings of the Trust may be disclosed to any party (including shareholders) except as provided below.

Publicly Available Information. Any party may disclose portfolio holdings information after the holdings are publicly available.

Disclosure of the complete holdings of each series of the Trust (each, a “Fund”) is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (filed after the first and third fiscal quarters). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. [Information about the Fund’s 10 largest holdings generally is posted on the Fund’s website at SSGAFUNDS.com within 30 days following the end of each month.] The Fund will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Fund’s fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Fund’s filings with the SEC or on their website. Each money market fund generally will post on its website (or, in the case of a master fund, on the corresponding feeder fund’s website) a full list of its portfolio holdings each Friday reflecting the portfolio holdings of the fund on the immediately preceding Wednesday.

Press Interviews Brokers and Other Discussions

Portfolio managers and other senior officers or spokespersons of the Service Providers or the Trust may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these disclosure policies. For example, a portfolio manager discussing the Trust may indicate that he owns XYZ Company for the Trust only if the Trust’s ownership of such company has previously been publicly disclosed.

Trading Desk Reports

State Street Global Advisors’ trading desk may periodically distribute lists of investments held by its clients (including the Trust) for general analytical research purposes. In no case may such lists identify individual clients or individual client position sizes. Furthermore, in the case of equity securities, such lists shall not show aggregate client position sizes.

Miscellaneous

Confidentiality Agreement. No non-public disclosure of the Trust’s portfolio holdings will be made to any party unless such party has signed a written Confidentiality Agreement. For purposes of the disclosure policies, any Confidentiality Agreement must be in a form and substance acceptable to, and approved by, the Trust’s officers.

Evaluation Service Providers. There are numerous mutual fund evaluation services (Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Trust by these services and departments, the Trust may distribute (or authorize the Service Providers and the Trust’s custodian or fund accountants to distribute) month-end portfolio holdings to such services and departments only if such entity has executed a confidentiality agreement.

Additional Restrictions. Notwithstanding anything herein to the contrary, the Trust’s Board of Trustees, State Street and SSGA FM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these disclosure policies.

Waivers of Restrictions. These disclosure policies may not be waived, or exceptions made, without the consent of the Trust’s officers. All waivers and exceptions involving the Trust will be disclosed to the Board of Trustees of the Trust no later than its next regularly scheduled quarterly meeting.

Disclosures Required by Law. Nothing contained herein is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law. For example, SSGA FM, State Street, the Trust or any of its affiliates or service providers may file any report required by applicable law (such as Schedules 13D, 13G and 13F or Form N-MFP), respond to requests from regulators and comply with valid subpoenas.

SSGA Active Trust Disclosure of Portfolio Holdings Policy: SSGA Active Trust has adopted a policy regarding the disclosure of information about SSGA Active Trust’s portfolio holdings. The Board of Trustees the SSGA Active Trust must approve all material amendments to this policy. The Portfolio’s portfolio holdings are publicly disseminated each day the Portfolio is open for business through financial reporting and news services including publicly accessible Internet web sites. SSGA Active Trust, the Adviser, a sub-adviser or State Street will not disseminate non-public information concerning SSGA Active Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Portfolio, or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

MANAGEMENT OF THE TRUST

The Trustees are responsible for generally overseeing the Trust’s business. The following table provides information with respect to each Trustee, including those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and each officer of the Trust.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS AND RELEVANT EXPERIENCE	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS

INDEPENDENT TRUSTEES
Michael F. Holland c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	[ ]	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

Patrick J. Riley c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	[ ]	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

William L. Boyan c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society; Trustee, Children’s Hospital, Boston, MA.	[ ]	Former Trustee of Old Mutual South Africa Master Trust

William L. Marshall c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1942	Trustee and Co- Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	[ ]	Director, Marshall Financial Group, Inc.

Richard D. Shirk c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	[ ]	Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-Present).

Rina K. Spence c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993– 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 – 2008).	[ ]

Bruce D. Taber c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	[ ]

Douglas T. Williams c/o State Street Bank and Trust Company 100 Huntington Avenue, CPH 0326 Boston, MA 02116 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmont Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007).	[ ]

INTERESTED TRUSTEES(1)
Gregory A. Ehret SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Trustee	Term: Indefinite Elected Trustee: 8/15	President and Global Chief Operating Officer, State Street Global Advisors (2012-Present); Head of Europe, the Middle East, and Africa, State Street Global Advisors (2008-2012); Head of Sales and Distribution in Europe, the Middle East, and Africa, State Street Global Advisors (2007-2008).	[ ]

James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors (2006 – present).	[ ]	Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active ETF Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Ehret and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS

OFFICERS:

Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 - June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992 – 2012) and Senior Managing Director, State Street Global Advisors (1992 - present).*

Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Assistant Treasurer	Term: Indefinite Elected: 4/15	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 - present); Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*

Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Treasurer	Term: Indefinite Elected: 4/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. ( June 2013- Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).

David K. James State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Managing Director and Managing Counsel, State Street Bank and Trust Company (2009 - present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006–2009).

Kristin Schantz State Street Bank and Trust Company 100 Huntington Avenue, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013- present); Vice President, Citi Fund Services Ohio, Inc. (2008-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Summary of Trustees’ Qualifications

Following is a summary of the experience, attributes and skills which qualify each Trustee to serve on the Trust’s Board.

Michael F. Holland: Mr. Holland is an experienced business executive with over 44 years of experience in the financial services industry including 19 years as a portfolio manager of another registered mutual fund; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees and related Committees of State Street Institutional Investment Trust and State Street Master Funds for 15 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

William L. Boyan: Mr. Boyan is an experienced business executive with over 42 years of experience in the insurance industry; his experience includes prior service as a trustee, director or officer of various investment companies and charities and an executive position with a major insurance company. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 15 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

Rina K. Spence: Ms. Spence is an experienced business executive with over 34 years of experience in the health care industry; her experience includes service as a trustee, director or officer of various investment companies, charities and utility companies and chief executive positions for various health care companies. She has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 15 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

Douglas T. Williams: Mr. Williams is an experienced business executive with over 41 years of experience in the banking industry; his experience includes service as a trustee or director of various investment companies and charities and senior executive positions of major bank organizations. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 15 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

James E. Ross: Mr. Ross is an experienced business executive with over 25 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees of the State Street Institutional Investment Trust and the State Street Master Funds for seven years and as President of the trusts for eight years and possesses significant experience regarding the trusts’ operations and history. Mr. Ross is also a senior executive officer of State Street Global Advisors.

William L. Marshall: Mr. Marshall is an experienced business executive with over 45 years of experience in the financial services industry; his experience includes service as an advisor trustee or officer of various investment companies and charities. He has served on the Board of Trustees and related Committees of SSGA Funds for 26 years and possesses significant experience regarding the operations and history of the Trust.

Patrick J. Riley: Mr. Riley is an experienced business executive with over 39 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related Committees of SSGA Funds for 26 years and possesses significant experience regarding the operations and history of the Trust.

Richard D. Shirk: Mr. Shirk is an experienced business executive with over 46 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related Committees of SSGA Funds for 26 years and possesses significant experience regarding the operations and history of the Trust.

Bruce D. Taber: Mr. Taber is an experienced business executive with over 41 years of experience in the power generation, technology and engineering industries; his experience includes service as a trustee or director of various investment companies. He has served on the Board of Trustees and related Committees of SSGA Funds for 23 years and possesses significant experience regarding the operations and history of the Trust.

Gregory A. Ehret: Mr. Ehret is an experienced business executive with over 20 years of experience in the financial services industry; his experience includes service as a senior executive with direct responsibility for global client outreach, product, marketing, operations and technology. He has served on the Board of Trustees of the State Street Institutional Investment Trust, SSGA Funds and the State Street Master Funds since 2015 and possesses significant experience regarding the trusts’ operations and history. Mr. Ehret is the President of State Street Global Advisors.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Standing Committees

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of various matters of importance to Independent Trustees, the Trust, and the Trust’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Governance Committee, Valuation Committee and Qualified Legal and Compliance Committee.

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended December 31, [            ], the Audit Committee held [                    ] meetings.

The Governance Committee is composed of all the Independent Trustees. The primary functions of the Governance Committee, including the Nominating Committee (a sub-committee of the Governance Committee), is to review and evaluate the composition and performance of the Board; make nominations for membership on the Board and committees; review the responsibilities of each committee; and review governance procedures, and compensation of Independent Trustees. The Nominating Committee will consider nominees to the Board recommended by shareholders. Recommendations should be submitted in accordance with the procedures set forth in the Nominating

Committee Charter and should be submitted in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. Shareholder recommendations must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. The Governance Committee performs an annual Board self-evaluation. During the fiscal year ended December 31, [            ], the Governance Committee held [                    ] meetings.

The Valuation Committee is composed of all the Independent Trustees. The Valuation Committee’s primary purpose is to review the actions and recommendations of the Adviser’s Oversight Committee. The Trust has established procedures and guidelines for valuing portfolio securities and making fair value determinations from time to time. The Valuation Committee, is responsible for overseeing the Funds’ valuation determinations, with the assistance of the Oversight Committee, State Street and SSGA FM. During the fiscal year ended December 31, [            ], the Valuation Committee held [                    ] meetings.

The Qualified Legal and Compliance Committee (the “QLCC”) is composed of all the Independent Trustees. The primary functions of the QLCC are to receive quarterly reports from the Trust’s chief compliance officer (the “Chief Compliance Officer”); to oversee generally the Trust’s responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers or the Trustees. During the fiscal year ended December 31, [            ], the Qualified Legal and Compliance Committee held [                    ] meetings.

Leadership Structure and Risk Management Oversight

The Board has chosen to select different individuals as Co-Chairpersons of the Board of the Trust and as President of the Trust. Currently, Mr. Holland and Mr. Riley, both Independent Trustees, serve as Co-Chairpersons of the Board, Mr. Marshall and Mr. Williams serve as Co-Chairpersons of the Audit Committee, Mr. Shirk and Ms. Spence serve as Co-Chairpersons of the QLCC, Mr. Boyan and Mr. Taber serve as Co-Chairpersons of the Valuation Committee and Mr. Taber and Ms. Spence serve as Co-Chairpersons of the Governance Committee.

Mr. Ehret and Mr. Ross, who are also employees of the Adviser, serve as Trustees of the Trust and Ellen Needham, who is also an employee of the Adviser, serves as President of the Trust. The Board believes that this leadership structure is appropriate, since Mr. Ehret, Mr. Ross and Ms. Needham provide the Board with insight regarding the Trust’s day-to-day management, while Mr. Holland and Mr. Riley provide an independent perspective on the Trust’s overall operation and Mr. Marshall and Mr. Williams provide a specialized perspective on audit matters.

The Board has delegated management of the Trust to service providers who are responsible for the day-to-day management of risks applicable to the Trust. The Board oversees risk management for the Trust in several ways. The Board receives regular reports from both the Chief Compliance Officer and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Fund, and applicable provisions of the federal securities laws and the Internal Revenue Code. As needed, the Adviser discusses management issues respecting the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Fund. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with the independent counsel to the Independent Trustees, the independent registered public accounting firm, counsel to the Trust, the Chief Compliance Officer and representatives of management, as needed. Through these regular reports and interactions, the Board oversees the risk management parameters for the Trust, which are effected on a day-to-day basis by service providers to the Trust.

Trustee Ownership of Securities of the Trust, Adviser and Distributor

As of December 31, [            ], none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser or State Street Global Markets, LLC (“SSGM”), the Trust’s distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or SSGM.

The following table sets forth information describing the dollar range of the Trust’s equity securities beneficially owned by each Trustee as of December 31, [            ].

Name of Independent Trustee	Dollar Range Of Equity Securities In The Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies
William L. Boyan	[ ]	[ ]
Michael F. Holland	[ ]	[ ]
William L. Marshall	[ ]	[ ]
Patrick J. Riley	[ ]	[ ]
Richard D. Shirk	[ ]	[ ]
Rina K. Spence	[ ]	[ ]
Bruce D. Taber	[ ]	[ ]
Douglas T. Williams	[ ]	[ ]

Name of Interested Trustee

James E. Ross	[ ]	[ ]
Gregory A. Ehret[1]	[ ]	[ ]

[1]	Mr. Ehret began serving as Trustee in August 2015.

Trustees and Officers of the SSGA Active Trust

The trustees of the SSGA Active Trust are responsible for generally overseeing the SSGA Active Trust’s business. The following table provides biographical information with respect to each trustee and officer of SSGA Active Trust. The Trustees and Officers listed below are responsible for overseeing the Portfolio, in which the Fund generally invests substantially all of its assets.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS

INDEPENDENT TRUSTEES
FRANK NESVET c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since March 2011	Chief Executive Officer, Libra Group, Inc. (a financial services consulting company) (1998-present).	[ ]	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).

DAVID M. KELLY c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since March 2011	Retired.	[ ]	Chicago Stock Exchange (Former Director, retired); Penson Worldwide Inc. (Former Director, retired); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since March 2011	Retired.	[ ]	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).

DWIGHT D. CHURCHILL c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	[ ]	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee); Affiliated Managers Group, Inc. (Director).

CARL G. VERBONCOEUR c/o SSGA Active Trust State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since March 2011	Self-employed consultant since 2009.	[ ]	The Motley Fool Funds Trust (Trustee); SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee).

INTERESTED TRUSTEE
JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since March 2011

Chairman and Director, SSGA Funds Management,

Inc. (2005-present); Senior Managing Director and Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).

				[ ]	SPDR Index Shares Funds (Trustee); SPDR Series Trust (Trustee); SSGA Master Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

OFFICERS:

ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (June 2012-present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President; Assistant Treasurer	Term: Unlimited Served: since August 2012; Term: Unlimited Served: since April 2015	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since March 2011	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008).

JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1978	Chief Legal Officer	Term: Unlimited Served: since February 2015	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 – 2011).

CHRISTOPHER A. MADDEN State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013 – present); Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

PATRICIA A. MORISETTE State Street Bank and Trust Company One Hundred Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014 – present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).*,**

CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Treasurer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001-November 2014).*

BRIAN HARRIS SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

TREVOR SWANBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1979	Code of Ethics Compliance Officer	Term: Unlimited Served: since August 2015	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (January 2015-Present); Senior Manager—Mutual Fund Compliance, ICMA-Retirement Corporation (December 2011- January 2015); Assistant Vice President, J.P. Morgan (September 2007-December 2011).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Individual Trustee Qualifications – SSGA Active Trust

The Board of the SSGA Active Trust has concluded that each of the Trustees should serve on the SSGA Active Trust’s Board because of his or her ability to review and understand information about the Portfolio provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Portfolio, and to exercise his or her business judgment in a manner that serves the best interests of the Portfolio’s shareholders. The SSG Active Trust’s Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The SSGA Active Trust’s Board has concluded that Mr. Nesvet should serve as Trustee because of the experience he has gained serving as the Chief Executive Officer of a financial services consulting company, serving on the boards of other investment companies, and serving as chief financial officer of a major financial services company; his knowledge of the financial services industry, and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since 2000.

The SSGA Active Trust’s Board has concluded that Mr. Kelly should serve as Trustee because of the experience he gained serving as the President and Chief Executive Officer of the National Securities Clearing Corporation, his previous directorship experience, and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since 2000.

The SSGA Active Trust’s Board has concluded that Ms. Boatman should serve as Trustee because of the experience she gained serving as Managing Director of the primary investment division of one of the nation’s leading financial institutions, her knowledge of the financial services industry and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since April 2010.

The SSGA Active Trust’s Board has concluded that Mr. Churchill should serve as Trustee because of the experience he gained serving as the Chief Executive Officer and President of the CFA Institute, serving as Head of the Fixed Income Division of one of the nation’s leading mutual fund companies and provider of financial services, his knowledge of the financial services industry and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since April 2010.

The SSGA Active Trust’s Board has concluded that Mr. Verboncoeur should serve as Trustee because of the experience he gained serving as the Chief Executive Officer of a large financial services and investment management company, his knowledge of the financial services industry and his experience serving on the boards of other investment companies, including SPDR Index Shares Funds and SPDR Series Trust since April 2010.

The SSGA Active Trust’s Board has concluded that Mr. Ross should serve as Trustee because of the experience he has gained in his various roles with the Adviser, his knowledge of the financial services industry, and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since 2005 (Mr. Ross did not serve as Trustee of SPDR Index Shares Funds or SPDR Series Trust from December 2009 until April 2010).

In its periodic assessment of the effectiveness of the SSGA Active Trust’s Board, the SSGA Active Trust’s Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the SSGA Active Trust’s Board’s overall composition so that the SSGA Active Trust’s Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Portfolio.

Trustee Compensation

[As of January 24, 2014, each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $141,500 annual base retainer in addition to $18,000 for each in-person meeting and $2,000 for each telephonic meeting from the Trust. The Trust pays a fixed allocation of $15,000 per Fund. The Co-Chairmen receive an additional $44,000 annual retainer. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this annual report, the Trustees were not paid pension or retirement benefits as part of the Trust’s expenses.]

The Trust’s officers are compensated by the Adviser and its affiliates.

The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended December 31, [            ]:

	AGGREGATE COMPENSATION FROM THE TRUST		PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM TRUST & FUND COMPLEX PAID TO TRUSTEES

NAME OF INDEPENDENT TRUSTEE
William L. Boyan, Trustee	$	[ ]	$0	$0	$	[ ]
Michael F. Holland, Trustee	$	[ ]	$0	$0	$	[ ]
William L. Marshall, Trustee	$	[ ]	$0	$0	$	[ ]
Patrick J. Riley, Trustee	$	[ ]	$0	$0	$	[ ]
Richard D. Shirk, Trustee	$	[ ]	$0	$0	$	[ ]
Rina K. Spence, Trustee	$	[ ]	$0	$0	$	[ ]
Bruce D. Taber, Trustee	$	[ ]	$0	$0	$	[ ]
Douglas T. Williams, Trustee	$	[ ]	$0	$0	$	[ ]
NAME OF INTERESTED TRUSTEE
Scott F. Powers, Trustee[1]		$0	$0	$0		$0
James E. Ross, Trustee		$0	$0	$0		$0
Gregory A. Ehret[2]		$0	$0	$0		$0

[1]	Mr. Powers served as a Trustee until May 2015.
[2]	Mr. Ehret began serving as Trustee in August 2015.

Code of Ethics

The Trust, the Adviser and SSGM have each adopted a code of ethics (together, the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, State Street or SSGM.

PROXY VOTING PROCEDURES

The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Fund and Portfolio to the Adviser as part of the Adviser’s general management of the Fund and Portfolio, subject to the Board’s continuing oversight. A copy of the Trust’s proxy voting procedures is located in Appendix B and a copy of the Adviser’s proxy voting procedures is located in Appendix C.

Shareholders may receive information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (800) 997-7327 or (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Because the Fund commenced operations on or following the date of this SAI, as of [            ], the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of each class of the Fund.

Persons or organizations owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of the Fund for their approval.

Because the Fund commenced operations on or following the date of this SAI, as of [            ], to the knowledge of the Trust, no persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of the Fund or 5% or more of the outstanding shares of any class of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) is responsible for the investment management of the Fund pursuant to an Investment Advisory Agreement dated May 1, 2001, as amended from time to time (the “Advisory Agreement”), by and between the Adviser and the Trust. The Adviser and State Street are wholly-owned subsidiaries of State Street Corporation, a publicly held bank holding company.

For the services provided under the Advisory Agreement, the Fund pays the Adviser a fee at an annual rate of [    ]% of the Fund’s average daily net assets. The Adviser has agreed (until [    ]) to waive its management fee and/or reimburse the Fund for expenses to the extent that the total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.80% of average daily net assets on an annual basis. The Adviser has agreed to waive its entire fee under its Investment Advisory Agreement with the Portfolio. This waiver has no expiration date and may not be terminated unless authorized by the Board of Trustees of the Portfolio. In the absence of the waiver, the Portfolio would pay the Adviser an investment advisory fee at an annual rate of 0.25% of the Portfolio’s average daily net assets. The Adviser pays all operating expenses of the Portfolio other than management fees, distribution fees pursuant to the Portfolio’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, and other extraordinary expenses. The Advisory Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Independent Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Fund, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Fund that, in making its investment decisions, it will not obtain or use material non-public information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any fund managed by the Adviser or any such affiliate.

In certain instances there may be securities that are suitable for the Fund as well as for one or more of the Adviser’s other clients. Investment decisions for the Trust and for the Adviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

The advisory fees paid to SSGA FM for the last three fiscal years have been omitted because the Fund had not commenced investment operations as of the date of this SAI.

Administrator

SSGA FM serves as the administrator for the Fund pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, SSGA FM is obligated to continuously provide business management services to the Trust and the Fund and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Amended and Restated Administration Agreement, manage all of the business and affairs of the Trust. The nature and amount of services provided by SSGA FM under the Amended and Restated Administration Agreement may vary as between classes of shares of a fund, and a fund may pay fees to SSGA FM under that Agreement at different rates in respect of its different share classes.

As consideration for SSGA FM’s services as administrator with respect to the Fund, SSGA FM receives a fee at the annual rate of 0.05% of the average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.

The administration fees paid by the Fund have been omitted because the Fund had not commenced investment operations as of the date of this SAI.

Sub-Administrator, Custodian and Transfer Agent

State Street serves as the sub-administrator for the Fund pursuant to a Sub-Administration Agreement among SSGA FM, State Street and, for certain limited purposes, the Trust (“Sub-Administration Agreement”). Under the Sub-Administration Agreement State Street is obligated to provide administrative services to the Trust and the Fund.

State Street serves as Custodian for the Fund pursuant to the Custody Agreement and holds the Fund’s assets.

As consideration for State Street’s services as custodian to the Fund, State Street receives from the Fund an annual fee as described below. The fees received by State Street in connection with custodian services are accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule

$[        ] for Custody and Accounting Services

The custodian fees paid to State Street for the last three fiscal years have been omitted because the Fund had not commenced investment operations as of the date of this SAI.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent for the Fund. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid for the following annual account services and activities including but not limited to: establishment and maintenance of each shareholder’s account; closing an account; acceptance and processing of trade orders; preparation; and transmission of payments for dividends and distributions declared by each Fund; customer service support including receipt of correspondence and responding to shareholder and financial intermediary inquiries; investigation services; IRA custodial services; tax related support; sales charge and 12b-1 payment processing; and charges related to compliance and regulatory services.

Portfolio fees are allocated to the Fund based on the average net asset value of the Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by the Fund for supplying certain out-of-pocket expenses including but not limited to: Anti-Money Laundering (“AML”) Delegations, omnibus transparency (market timing) services; confirmation statements and periodic investor statements, fulfillment, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2000 Crown Colony Drive, Quincy, MA 02169.

The transfer agency fees paid to BFDS for the last three fiscal years have been omitted because the Fund had not commenced investment operations as of the date of this SAI.

Distributor

State Street Global Markets, LLC (the “SSGM” or the “Distributor”) serves as the distributor of Fund. SSGM is a wholly owned subsidiary of State Street Corporation. SSGM’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

The distribution expenses paid to SSGM for the last three fiscal years have been omitted because the Fund had not commenced investment operations as of the date of this SAI.

Shareholder Servicing and Distribution Plans

To compensate SSGM for the services it provides and for the expenses it bears in connection with the distribution of shares of the Fund, SSGM will be entitled to receive any front-end sales load applicable to the sale of shares of the Fund. The Fund may make payments from the assets attributable to certain classes of its shares to SSGM under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”). The Distribution Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) described below.

The Board, including all of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and who have no direct or indirect financial interest in the Distribution Plan or any related agreements (the “Qualified Distribution Plan Trustees”), approve the Distribution Plan. The Distribution Plan will continue in effect with respect to a class of shares of the Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Distribution Plan Trustees. The Distribution Plan may not be amended to increase materially the amount of the Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. The Distribution Plan calls for payments at an annual rate (based on average net assets) as follows:

Annual 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class I	None
Class K	None

The Distribution Plan may benefit the Fund by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Fund. Because Rule 12b-1 fees are paid out of the Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Fund, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

Some portion of SSGM’s payments to financial intermediaries will be made out of amounts received by SSGM under the Fund’s Distribution Plan. In addition, the Fund may reimburse SSGM for payments SSGM makes to financial intermediaries that provide recordkeeping, shareholder servicing, sub-transfer agency, administrative and/or account maintenance services (collectively, servicing). The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

The compensation paid by SSGM to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Fund. The compensation to financial intermediaries may include networking fees and account-based fees. The amount of continuing compensation paid by SSGM to different financial intermediaries varies. In the case of most financial intermediaries, compensation for servicing in excess of any amount covered by payments under a Distribution Plan is generally paid at an annual rate of 0.10% - 0.20% of the aggregate average daily net asset value of Fund shares held by that financial intermediary’s customers, although in some cases the compensation may be paid at higher annual rates (which may, but will not necessarily, reflect enhanced or additional services provided by the financial intermediary).

SSGM and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide compensation to financial intermediaries in connection with sales of the Fund’s shares or the servicing of shareholders or shareholder accounts by financial intermediaries. Such compensation may include, but is not limited to, ongoing payments, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Financial intermediaries may not use sales of the Fund’s shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc. (“FINRA”). The level of payments made to a financial intermediary in any given year will vary, and, in the case of most financial intermediaries, will not exceed 0.20% of the value of assets attributable to the financial intermediary invested in shares of funds in the SSGA FM-fund complex. In certain cases, the payments described in the preceding sentence are subject to minimum payment levels.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Because the Fund pays distribution, service and other fees for the sale of their shares and for services provided to shareholders out of the Fund’s assets on an ongoing basis, over time those fees will increase the cost of an investment in the Fund.

The Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of the Fund are unavailable for purchase.

The total distribution fees and sales loads paid to SSGM and Other Intermediaries pursuant to the Rule 12b-1 Plan for the last three fiscal years have been omitted because the Fund had not commenced investment operations as of the date of this SAI.

Set forth below is a list of those financial intermediaries that are FINRA members and to which SSGM (and its affiliates) expects, as of [March 31, 2015], to pay compensation in the manner described in this “Payments to Financial Intermediaries” section. Other financial intermediaries that are not members of FINRA also may receive compensation that is described in this section.

• Highland Capital Management	• Institutional Cash Distribution LLC

• Van Eck	• JP Morgan

• Neuberger Berman	• Morgan Stanley LLC & Co

• Wealth Management Services	• SG AMERICAS SECURITIES LLC

• Bancorp	• Sungard

• Bank of New York Mellon	• Union Bank

• Brown Brothers	• Goldman Sachs & Co.

• Chicago Mercantile Exchange	• Common Fund

Counsel and Independent Registered Public Accounting Firm

Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is 800 Boylston Street, Boston, Massachusetts 02199. Joseph P. Barri LLC, located at 259 Robbins Street, Milton, Massachusetts 02186, serves as independent counsel to the Independent Trustees.

[            ] serves as the independent registered public accounting firm for the Trust and provides (i) audit services and (ii) tax services. The principal business address of [                     ] is [                    ].

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Fund as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of [    ]:

Disciplined Global Equity Fund

Portfolio Manager	Registered Investment Company Accounts*		Assets Managed ($ billions)		Other Pooled Investment Vehicle Accounts*		Assets Managed ($billions)		Other Accounts*		Assets Managed ($ billions)		Total Assets Managed ($ billions)
Chee Ooi	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Adel Daghmouri	[	]	[	]	[	]	[	]	[	]	[	]	[	]

[*There are no performance fees associated with the management of these accounts.]

As indicated in the tables above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of the Fund as of [                    ].

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to be fair and equitable.

The compensation of SSGA’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSGA performance, and individual performance. Each year our Global Human Resources department participates in compensation surveys in order to provide SSGA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street and SSGA business results, State Street allocates an incentive pool to SSGA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability, each staff member is motivated to contribute both as an individual and as a team member.

The incentive pool is allocated to the various functions within SSGA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund invests all of its investable assets in the Portfolio and therefore does not directly incur transactional costs for purchases and sales of portfolio investments. The Fund purchases and redeems shares of the Portfolio each day depending on the number of shares of the Fund purchased or redeemed by investors on that day. Shares of the Portfolio are available for purchase by the Fund at its NAV without any sales charges, transaction fees, or brokerage commissions being charged.

All portfolio transactions are placed on behalf of the Portfolio and the Fund by the Adviser. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because the Fund pays a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Fund. When the Fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees.

The Fund’s investment advisory agreement authorizes the Adviser to place, in the name of the Fund, orders for the execution of the securities transactions in which the Fund is authorized to invest, provided the Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser), the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, brokerage and research services, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser does not currently use the Fund’s assets for soft-dollar arrangements. The Adviser does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits for State Street Global Advisors. Although the Adviser’s clients’ commissions are not used for soft dollars, the Adviser and State Street Global Advisors’ clients may benefit from the soft dollar products/services received by State Street Global Advisors.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities.

The brokerage commissions paid by the Fund for the last three fiscal years have been omitted because the Fund had not commenced investment operations as of the date of this SAI.

DECLARATION OF TRUST, CAPITAL STOCK AND OTHER INFORMATION

Capitalization

Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of the Fund. Upon liquidation or dissolution of the Fund, investors are entitled to share pro rata in the Fund’s net assets available for distribution to its investors. Investments in the Fund have no preference, preemptive, conversion or similar rights, except as determined by the Trustees or as set forth in the Bylaws, and are fully paid and non-assessable, except as set forth below.

Declaration of Trust

The Declaration of Trust of the Trust provides that the Trust may redeem shares of the Fund at the redemption price that would apply if the share redemption were initiated by a shareholder. It is the policy of the Trust that, except upon such conditions as may from time to time be set forth in the then current prospectus of the Trust or to facilitate the Trust’s or the Fund’s compliance with applicable law or regulation, the Trust would not initiate a redemption of shares unless it were to determine that failing to do so may have a substantial adverse consequence for the Fund or the Trust.

The Trust’s Declaration of Trust provides that a Trustee who is not an “interested person” (as defined in the 1940 Act) of the Trust will be deemed independent and disinterested with respect to any demand made in connection with a derivative action or proceeding. It is the policy of the Trust that it will not assert that provision to preclude a shareholder from claiming that a trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding; provided, however, that the foregoing policy will not prevent the Trust from asserting applicable law (including Section 2B of Chapter 182 of the Massachusetts General Laws) to preclude a shareholder from claiming that a trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding.

The Trust will not deviate from the foregoing policies in a manner that adversely affects the rights of shareholders of the Fund without the approval of “a vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund.

Voting

Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights in the election of Trustees, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

Massachusetts Business Trust

Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the property of the applicable series of the Trust for any loss to which the shareholder may become subject by reason of being or having been a shareholder of that series and for reimbursement of the shareholder for all expense arising from such liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability should be limited to circumstances in which the series would be unable to meet its obligations.

PRICING OF SHARES

Multiple-class funds do not have a single share price. Rather, each class has a share price, called its net asset value (NAV). The price per share for each class of the Fund is determined each business day (unless otherwise noted) at the close of the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m. Eastern time).

Pricing of shares of the Fund does not occur on New York Stock Exchange (“NYSE”) holidays. The NYSE is open for trading every weekday except for: (a) the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Washington’s Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day,

Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order.

The Fund’s securities will be valued pursuant to guidelines established by the Board of Trustees.

TAXATION OF THE FUND

The following discussion of U.S. federal income tax consequences of an investment in the Fund is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

The Fund invests substantially all of its assets in the Portfolio, and so substantially all of the Fund’s income will result from distributions or deemed distributions from the Portfolio. Therefore, as applicable, references to the U.S. federal income tax treatment of the Fund, including to the assets owned and the income earned by the Fund, will be deemed to or will include such treatment of the Portfolio, and, as applicable, the assets owned and the income earned by the Portfolio.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

The Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTP”) (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of its assets are invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more QPTPs (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year. Special rules potentially provide limited relief from the application of the rule generally requiring a RIC to look through its 20% voting interest in a corporation, including a RIC, to the assets thereof for purposes of the diversification test.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC.

However, 100% of the net income derived from an interest in a QPTP (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in section (a)(i) above), will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive income requirement under Code section 7704(c)(2). Further, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gains (as defined below), would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

The Fund seeks to achieve its investment objective by investing substantially all of its investible assets in the Portfolio, which itself intends each year to elect to be treated and to qualify and be eligible to be treated as a RIC. Whether the Fund meets the asset diversification test described above will depend on whether the Portfolio meets such test. If the Portfolio were to fail to meet the income, diversification or distribution test and were ineligible to or otherwise were not to cure such failure, the Fund would as a result itself fail to meet the asset diversification test and may be ineligible or unable to or may otherwise not cure such failure.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Any taxable income retained by the Fund will be subject to tax at the Fund level at regular corporate rates. If the Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss, if any, attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss, or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31) as if incurred in the succeeding taxable year.

If the Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date if the Fund is eligible to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or a later date, if the RIC makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year. The Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by the Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes the gains so offset. The Fund may carry net capital losses forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character. The Fund’s ability to use net capital losses to offset gains may be limited as a result of certain (a) acquisitive reorganizations and (b) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the stock of the Fund. See the Fund’s annual shareholder report for the Fund’s available capital loss carryovers as of the end of a most recently ended fiscal year.

Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund has owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned such shareholder’s Fund shares. In general, the Fund will recognize long-term capital gain or loss on the disposition of assets the Fund has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on the disposition of investments the Fund has owned (or is deemed to have owned) for one year or less. Distributions of net-capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) generally will be taxable to shareholders as long-term capital gains includible in net capital gain and generally taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by the Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of the Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Shareholders of the Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions with respect to the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value includes either unrealized gains or realized but undistributed income or gains that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, the Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

In order for some portion of the dividends received by the Fund shareholder to be “qualified dividend income,” the Fund must meet holding period and other requirements with respect to the dividend-paying stocks in the Portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend generally will not be treated as qualified dividend income (at either the Fund or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.

In general, distributions of investment income properly reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends received by the Fund during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend so received by the Fund will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed stock (generally, stock acquired with borrowed funds)).

Any distribution from the Fund of income that is attributable to (a) income received in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (b) dividend income received on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Investments in Other Regulated Investment Companies

If the Fund receives dividends from the Portfolio or another underlying RIC (each, an “underlying fund”) and the underlying fund reports such dividends as qualified dividend income, then the Fund is permitted in turn to report its portion of such dividends as qualified dividend income when it distributes such portion to its shareholders, provided holding period and other requirements are met.

If the Fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the Fund is permitted in turn to report its portion of such dividends as eligible for the dividends-received deduction as well, when it distributes such portion to its shareholders, provided holding period and other requirements are met.

If a Fund receives tax credit bond credits from an underlying fund, and the underlying fund made an election to pass through such tax credits to its shareholders, then the Fund is permitted in turn to elect to pass through its proportionate share of those tax credits to its shareholders, provided that the Fund meets shareholder notice and other requirements.

Derivatives, Hedging, and Related Transactions

The Fund’s transactions in derivative instruments (e.g., options, futures, forward contracts, swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Certain of the Portfolio’s investments in derivative instruments and its hedging activities are likely to produce a difference between the book income and the taxable income of the Fund investing in the Portfolio. If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to eliminate a Fund-level tax. In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Foreign Income

The Portfolio’s income from or the proceeds of dispositions of its investments in non-U.S. assets may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not feasible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries will vary. If, at the close of the Portfolio’s taxable year, more than 50% of the assets of the Portfolio consist of the securities of foreign corporations, the Portfolio may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Portfolio to foreign countries in respect of foreign securities that the Portfolio has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Portfolio. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Portfolio is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Because the Fund invests at least 50% of its total assets in the Portfolio, the Fund is a “qualified fund of funds.” The Fund is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund in respect of foreign securities held directly by the Fund and such taxes that the Portfolio elects to pass through to shareholders, so that shareholders of the Fund will be eligible to claim a tax credit or deduction for such taxes. However, even if the Fund qualifies to make such election for any year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Investments in Original Issue Discount Securities

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, original issue discount (“OID”) is treated as interest income and is included in the Fund’s income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired in the secondary market by the Fund may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security.

Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If the Fund holds the foregoing kinds of securities, or other debt securities subject to special rules under the Code, the Fund may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities, including at a time when it may not be advantageous to do so.

These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than they would have if the Fund had not held such securities.

Securities Purchased at a Premium

Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds, the Fund is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities

Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount; whether, when or to what extent the Fund should recognize market discount on a debt obligation; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs

Any investment by the Fund in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Certain Investments in Mortgage Pooling Vehicles

The Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of the Fund’s income (including income allocated to the Fund from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions

Any transaction by the Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies

Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains, regardless of whether the Fund receives any distribution from the PFIC. Where such holdings constitute “marketable stock,” the Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Either of these elections therefore may require the Fund to liquidate other investments in order to satisfy the distribution requirements for treatment as a RIC and to eliminate a Fund-level tax, including when not otherwise advantageous to do so. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Options and Futures

In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by the Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by the Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Commodity-Linked Instruments

The Fund’s direct or indirect investments in commodities and commodity-linked instruments can be limited by the Fund’s intention to qualify as a RIC, and can bear on the Fund’s ability to so qualify. Income and gains from certain commodities and certain commodity-linked instruments do not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. The tax treatment of some other commodity-linked instruments in which the Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If the Fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it were eligible to and does pay a tax at the Fund level.

Book-Tax Differences

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investment by the Fund in the Portfolio

Because the Fund will invest substantially all of its assets in shares of the Portfolio, its distributable income and gains will normally consist substantially of distributions from the Portfolio. To the extent that the Portfolio realizes net losses on its investments for a given taxable year, the Fund will not be able to benefit from those losses until (i) the Portfolio realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares of the Portfolio. Moreover, when the Fund does make such a disposition, any loss it recognizes will be a capital loss, and a portion of such loss may be a long-term capital loss. The Fund will not be able to offset any capital losses from its dispositions of shares of the Portfolio against its ordinary income (including distributions of any net short-term capital gains realized by the Portfolio). In addition, a portion of such capital loss may be long-term, and the Fund’s long-term capital losses first offset its capital gains, increasing the likelihood that the Fund’s short-term capital gains are distributed to shareholders as ordinary income.

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the Fund’s sales of Portfolio shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on Portfolio shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the Portfolio, rather than investing in Portfolio shares.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Redemptions and Exchanges

Redemptions and exchanges of the Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells, exchanges or redeems Fund shares at a loss within six months after acquiring the shares, the loss will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Furthermore, no loss will be allowed on the sale, exchange or redemption of Fund shares to the extent the shareholder acquired other substantially identical shares within 30 days before or after the sale, exchange or redemption of the loss shares. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. Upon the redemption or exchange of shares of the Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Fund’s Prospectus for more information.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Fund.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders

Non-U.S. shareholders in the Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund. Subject to the discussion in “Other Reporting and Withholding Requirement,” below, distributions properly reported as Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Code ( a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For distributions with respect to taxable years of a RIC beginning before January 1, 2015, a RIC was not required to withhold any amounts (a) with respect to distributions (other than distributions to a foreign person (i) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (ii) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (iii) that was within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly reported by the RIC in a written notice to shareholders (“interest-related dividends”), and (b) with respect to distributions (other than (i) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests (described below)) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported by the RIC in a written notice to shareholders (“short-term capital gain dividends”). A RIC was permitted to report such parts of its dividends as were eligible to be treated as interest-related or short-term capital gain dividends, but was not required to do so.

This exemption has expired for distributions with respect to taxable years of the a RIC beginning on or after January 1, 2015. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2015, and what the terms of any such extension would be, including whether such extension would have retroactive effect.

Foreign persons should contact their intermediaries regarding the application of withholding rules to their accounts.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (a) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (c) the gain or loss realized on the sale of shares of the Fund or the Capital Gain Dividends are attributable to gains from the sale or exchange of “U.S. real property interests” (“USRPIs”) as defined generally below.

Foreign persons with respect to whom income from the Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign person is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Prior to January 1, 2015, the special “look-through” rule described above for distributions by a RIC to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the RIC and (ii) distributions received by the RIC from a lower-tier RICs that the upper tier-RIC was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2015, and what the terms of any such extension would be, including whether any such extension would have retroactive effect. The Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of certain of the special exceptions referred to above.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

In order for a foreign person to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back-up withholding, the foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, or substitute form). Non-U.S. investors in the Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax on income referred to above.

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends, and 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays on or after January 1, 2017 (which date, under recent Treasury guidance, is expected to be delayed until on or after January 1, 2019). If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations

The foregoing discussion summarizes some of the consequences under the current U.S. federal income tax law of an investment in the Fund. It is for general information only and not a substitute for personal tax advice. Consult your personal tax advisor about the potential U.S. federal income tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

UNDERWRITER

State Street Global Markets, LLC serves as the Fund’s Distributor (the “Distributor”) pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Fund pays the Distributor fees under the Rule 12b-1 Plan in effect for the Fund. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see “Shareholder Servicing and Distribution Plans,” above. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares. The principal business address of the Distributor is One Lincoln Street, Boston, MA 02111.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not commenced operations and thus does not have audited financial statements.

APPENDIX A - RATINGS OF DEBT INSTRUMENTS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) — LONG TERM DEBT RATINGS. The following is a description of Moody’s debt instrument ratings.

Aaa — Bonds that are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Bonds that are rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Bonds that are rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Baa rated bonds are considered medium-grade obligations, and as such may possess certain speculative characteristics and are subject to moderate credit risk.

Ba — Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B and Lower — Bonds which are rated B are considered speculative and are subject to high credit risk. Bonds which are rated

Caa are of poor standing and are subject to very high credit risk. Bonds which are rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Bonds which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

P-1 — Moody’s short-term ratings are opinions of the ability of issuers (or supporting institutions) to honor short-term financial obligations. Such obligations generally have an original maturity not exceeding thirteen months. The designation “Prime-1” or “P-1” indicates a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) have an acceptable ability to repay short-term debt obligations.

STANDARD & POOR’S RATING GROUP (“S&P”). S&P’s ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality obligations. Their capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only by a small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB — Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower — Bonds rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

A-1

The ratings AA to C may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1- Standard & Poor’s short-term issue credit ratings are current assessments of the likelihood of timely payments of debt having original maturity of no more than 365 days. The A-1 designation indicates that the capacity for payment is extremely strong.

A-2- The capacity for timely payment on issues with this designation is strong. However, a short-term debt with this rating is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rating categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH RATINGS. (“FITCH”).

Fitch Ratings cover a global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue.

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative — ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Fitch Rating’s appends the modifiers “+” or “-” to denote relative status within the major rating categories.

A short-term rating has a time horizon of up to 13 months for most obligations, or up to 36 months for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. A Good intrinsic capacity for timely payment of financial commitments.

F3. Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B. Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High short-term default risk. Default is a real possibility.

D. Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

E. Restricted Default. Indicates an entity has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

A-2

APPENDIX B - TRUST’S PROXY VOTING PROCEDURES

SSGA FUNDS

STATE STREET MASTER FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

PROXY VOTING POLICY AND PROCEDURES

As of February 13, 2014

The Boards of Trustees of the SSGA Funds, State Street Master Funds, State Street Institutional Investment Trust (each a “Trust”)1 have adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Trust’s investment portfolios.

1.	Proxy Voting Policy

The policy of the Trust is to delegate the responsibility for voting proxies relating to portfolio securities held by the Trust to SSGA Funds Management, Inc., the Trust’s investment adviser (the “Adviser”), subject to the Trustees’ continuing oversight.

2.	Fiduciary Duty

The right to vote proxies with respect to a portfolio security held by the Trust is an asset of the Trust. The Adviser acts as a fiduciary of the Trust and must vote proxies in a manner consistent with the best interest of the Trust and its shareholders.

3.	Proxy Voting Procedures

A. At least annually, the Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies (“Policy”). In addition, the Adviser shall notify the Trustees of material changes to its Policy promptly and not later than the next regular meeting of the Board of Trustees after such amendment is implemented.

B. With respect to any proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy at the next regular meeting of the Board or Trustees. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the principal underwriter of the Trust (the “Principal Underwriter”) or an affiliated person of the Adviser or the Principal Underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of a Trust, other than the obligations the Adviser or the Principal Underwriter incurs as a service provider to the Trust, which may compromise the Adviser’s or Principal Underwriter’s independence of judgment and action in voting the proxy.

C. At least annually, the Adviser shall inform the Trustees that a record is available with respect to each proxy voted with respect to portfolio securities of the Trust during the year. Also see Section 5 below.

4.	Revocation of Authority to Vote

The delegation by the Trustees of the authority to vote proxies relating to portfolio securities of the Trust may be revoked by the Trustees, in whole or in part, at any time.

5.	Annual Filing of Proxy Voting Record

The Adviser shall provide the required data for each proxy voted with respect to portfolio securities of the Trust to the Trust or its designated service provider in a timely manner and in a format acceptable to be filed in the Trust’s annual proxy voting report on Form N-PX for the twelve-month period ended June 30. Form N-PX is required to be filed not later than August 31 of each year.

6.	Disclosures

A.	The Trust shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2. A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.	The Trust shall include in its annual and semi-annual reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2. A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

[1]	Unless otherwise noted, the singular term “Trust” used throughout this document means each of SSGA Funds, State Street Master Funds and State Street Institutional Investment Trust.

B-1

7.	Review of Policy

The Trustees shall review this policy to determine its continued sufficiency as necessary from time to time.

B-2

APPENDIX C

[to be provided by subsequent amendment]

C-1

PART C. Other Information

Item 28. Exhibits

(a)(1)	Amended and Restated Declaration of Trust dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on From N-1A filed with the Commission on April 25, 2014.

(b)(1)	Amended and Restated By-Laws of State Street Institutional Investment Trust are incorporated herein by reference to the Post-Effective Amendment No. 137 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)	Notice dated February 14, 2002 to Investment Advisory Contract dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(3)	Notice dated February 7, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(4)	Notice dated October 2, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(5)	Investment Sub-Advisory Agreement dated October 9, 2014 between CBRE Clarion Securities LLC and the Trust with respect to the State Street Clarion Global Real Estate Income Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(6)	Investment Sub-Advisory Agreement dated January 20, 2015 between CBRE Clarion Securities LLC and the Trust with respect to the State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(7)	Form of Investment Advisory Agreement dated April 16, 2015 between SSgA Funds Management, Inc. and Skipjack Strategic Real Return Cayman Fund Ltd. is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(8)	Fee Waiver letter dated April 12, 2010 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Short-Term Tax Exempt Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2010.

(9)	Fee Waiver letter dated July 2, 2009 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(10)	Fee Waiver letter dated April 28, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Equity 2000 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(11)	Fee Waiver letter dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio, State Street Treasury Plus Money Market Portfolio. State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(12)	Amendment dated February 18, 2011 to the Investment Advisory Agreement dated May 1, 2001, between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(13)	Notice to Investment Advisory Agreement related to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(14)	Notice to Investment Advisory Agreement related to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(15)	Fee Waiver letter between SSgA Funds Management, Inc. and the Trust with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Aggregate Bond Index Fund, State Street Equity 500 Index Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(16)	Notice to Investment Advisory Agreement related to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(17)	Notice to Investment Advisory Agreement related to the State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund will be filed by subsequent amendment.

(18)	Notice to Investment Advisory Agreement related to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund, State Street 60 Day Money Market Fund, State Street 60 Day Money Market Portfolio, State Street Cash Reserves Fund, State Street Cash Reserves Portfolio, State Street Conservative Income Fund, State Street Conservative Income Portfolio, State Street Institutional Liquid Assets Fund, State Street Institutional Liquid Assets Portfolio, State Street Current Yield Fund, State Street Current Yield Portfolio, State Street Ultra Short Term Bond Fund and State Street Ultra Short Term Bond Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 137 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(19)	Fee Waiver letter dated May 6, 2015 between SSGA Funds Management, Inc. and the Trust with respect to the State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

(20)	Fee Waiver letter dated May 6, 2015 between SSGA Funds Management, Inc. and the Trust with respect to the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Plus Fund Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

(21)	Notice to Investment Advisory Agreement related to the State Street Macro Absolute Return Bond Fund will be filed by subsequent amendment.

(22)	Notice to Investment Advisory Agreement related to the State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(e)(1)	Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(2)	Amended Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(3)	Notice to the Distribution Agreement related to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(4)	Notice to the Distribution Agreement related to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(5)	Notice to Distribution Agreement related to the State Street Green Bond Fund, State Street ESG Emerging Markets Fund, State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, State Street Global Allocation Fund and State Street Macro Absolute Return Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 103 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2015.

(6)	Notice to the Distribution Agreement related to the State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 137 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(7)	Notice to the Distribution Agreement related to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund, State Street 60 Day

Money Market Fund, State Street 60 Day Money Market Portfolio, State Street Cash Reserves Fund, State Street Cash Reserves Portfolio, State Street Conservative Income Fund, State Street Conservative Income Portfolio, State Street Institutional Liquid Assets Fund, State Street Institutional Liquid Assets Portfolio, State Street Current Yield Fund, State Street Current Yield Portfolio, State Street Ultra Short Term Bond Fund and State Street Ultra Short Term Bond Portfolio is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(8)	Notice to the Distribution Agreement related to the State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(f)	Not applicable.

(g)(1)	Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)	Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(3)	Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(4)	Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(5)	Form of Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(6)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(7)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(8)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street International Developed Equity Index Fund is Fund is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(9)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Hedged International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

(10)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Fund, State Street Small/Mid Cap Equity Index Portfolio and State Street Emerging Markets Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(12)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street 60 Day Money Market Fund and State Street 60 Day Money Market Portfolio will be filed by subsequent amendment.

(13)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Cash Reserves Fund and State Street Cash Reserves Portfolio will be filed by subsequent amendment.

(14)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Conservative Income Fund and State Street Conservative Income Portfolio will be filed by subsequent amendment.

(15)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Liquid Assets Fund and State Street Institutional Liquid Assets Portfolio will be filed by subsequent amendment.

(16)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Current Yield Fund and State Street Current Yield Portfolio will be filed by subsequent amendment.

(17)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Ultra Short Term Bond Fund and State Street Ultra Short Term Bond Portfolio will be filed by subsequent amendment.

(18)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Macro Absolute Return Bond Fund will be filed by subsequent amendment.

(19)	Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(h)(1)(a)	Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(1)(b)	Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(1)(c)	Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(1)(d)	Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(1)(e)	Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(1)(f)	Notice to Transfer Agency and Service Agreement dated June 1, 2015 between Boston Financial Data Services, Inc. and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(1)(g)	Notice to the Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Small/Mid Cap Equity Index Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(1)(h)	Transfer Agency and Service Agreement dated June 1, 2015 between Boston Financial Data Services, Inc. and the Trust is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(1)(i)	Amended Schedule A dated September 22, 2015 to the Transfer Agency and Service Agreement dated June 1, 2015 between Boston Financial Data Services, Inc. and the Trust is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(1)(j)	Amended Schedule A to the Transfer Agency and Service Agreement dated June 1, 2015 between Boston Financial Data Services, Inc. and the Trust with respect to the State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(2)	Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)(a)	Notice dated February 14, 2002 to Administration Agreement dated February 28, 2000 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2)(b)	Notice dated February 12, 2004 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2)(c)	Notice dated September 10, 2007 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(2)(d)	Administration Agreement dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(2)(e)	Amended and Restated Administration Agreement dated October 19, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(2)(f)	Notice to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust and the Strategic Real Return Fund, State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund and State Street Global Equity ex-U.S. Index Fund is incorporated herein by reference to Post-Effective Amendment No. 129 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 23, 2015.

(2)(g)	Form of Notice to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Global Macro Absolute Return Fund, , State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(2)(h)	Form of Notice to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 9, 2014.

(2)(i)	Notice to Administration Agreement dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(2)(j)	Notice to Administration Agreement dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund will be filed by subsequent amendment.

(2)(k)	Notice to Administration Agreement dated February 1, 2011 between SSGA Funds Management, Inc. and the Trust with respect to the State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio will be filed by subsequent amendment.

(2)(l)	Notice to Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA Funds Management, Inc. with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(2)(m)	Administration Agreement dated June 1, 2015 between SSGA Funds Management, Inc. and the Trust will be filed by subsequent amendment.

(2)(n)	Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA Funds Management, Inc. is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(2)(o)	Notice to Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA Funds Management, Inc. with respect the State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(2)(p)	Notice to Sub-Administration Agreement dated June 1, 2015 between State Street Bank and Trust Company and SSGA Funds Management, Inc. with respect the State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(3)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(4)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(5)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(6)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(7)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(8)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(9)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is

incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(10)	Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated April 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(11)	Information Security Program Agreement dated November 19, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(12)	Plan of Liquidation and Termination relating to the State Street Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(i)(1)	Legal Opinion of Ropes & Gray LLP is incorporated herein by reference to Pre-Effective Amendment No. 1 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission in September 2000.

(2)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 10 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 13, 2002.

(3)	Legal Opinion of Ropes & Gray LLP with respect to the Class R Shares of the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 15 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 3, 2005.

(4)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

(5)	Legal Opinion of Ropes & Gray LLP with respect to State Street Institutional Investment Trust and the State Street Global Equity ex-U.S. Index Fund is incorporated herein by reference to Post-Effective Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 11, 2014.

(6)	Legal Opinion of Ropes & Gray LLP with respect to State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Equity 500 Index II Portfolio is incorporated herein by reference to Post-Effective Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 11, 2014.

(7)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(8)	Legal Opinion of Ropes & Gray LLP with respect to the Institutional Class, Investor Class and Administration Class shares of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 54 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 24, 2014.

(9)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Clarion Global Real Estate Income Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(10)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Opportunistic Emerging Markets Fund and State Street Small Cap Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 77 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 5, 2014.

(11)	Legal Opinion of Ropes & Gray LLP with respect to Class G shares of the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 9, 2014.

(12)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(13)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(14)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

(15)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio is incorporated herein by reference to Post-Effective Amendment No. 133 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 7, 2015.

(16)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Emerging Markets Equity Index Fund is incorporated herein by reference to the Post-Effective Amendment No. 137 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on August 28, 2015.

(17)	Legal Opinion of Ropes & Gray LLP with respect to the State Street 60 Day Money Market Fund and State Street 60 Day Money Market Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 151 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(18)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Cash Reserves Fund and State Street Cash Reserves Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 152 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(19)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Conservative Income Fund and State Street Conservative Income Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 153 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(20)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Institutional Liquid Assets Fund and State Street Institutional Liquid Assets Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 154 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(21)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Current Yield Fund and State Street Current Yield Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 155 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(22)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Ultra Short Term Bond Fund and State Street Ultra Short Term Bond Portfolio is incorporated herein by reference to the Post-Effective Amendment No. 156 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 30, 2015.

(23)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Rule 12b-1 Plan dated May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(2)	Amended Rule 12b-1 Plan dated February 18, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(3)	Amended Rule 12b-1 Plan dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(4)	Amended Rule 12b-1 Plan dated June 19, 2014 is incorporated herein by reference to Post-Effective Amendment No. 54 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 24, 2014.

(5)	Amended Rule 12b-1 Plan with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund, State Street Disciplined U.S. Equity Fund and State Street Disciplined International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(6)	Amended Rule 12b-1 Plan with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, State Street Global Allocation Fund, State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

(7)	Amended Rule 12b-1 Plan with respect to the State Street Small/Mid Cap Equity Index Fund, State Street Emerging Markets Equity Index Fund, State Street Ultra Short Term Bond Fund, State Street Conservative Income Fund, State Street Current Yield Fund, State Street Institutional Liquid Assets Fund, State Street Cash Reserves Fund, and State Street 60 Day Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(8)	Amended Shareholder Servicing Plan for Service Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(9)	Amended Shareholder Servicing Plan for Investment Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(10)	Amended Rule 12b-1 Plan with respect to the State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(n)(1)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated May 15, 2008 is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(2)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(3)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 48 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(4)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 54 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 24, 2014.

(5)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund, State Street Disciplined U.S. Equity Fund and State Street Disciplined International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(6)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, State Street Global Allocation Fund, State Street Hedged International Developed Equity Index Fund and State Street International Developed Equity Index Fund is incorporated herein by reference to Post-Effective Amendment No. 104 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 6, 2015.

(7)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to the State Street Small/Mid Cap Equity Index Fund, State Street Emerging Markets Equity Index Fund, State Street Ultra Short Term Bond Fund, State Street Conservative Income Fund, State Street Current Yield Fund, State Street Institutional Liquid Assets Fund, State Street Cash Reserves Fund, and State Street 60 Day Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 111 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on May 26, 2015.

(8)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to the State Street Disciplined Global Equity Fund will be filed by subsequent amendment.

(o)(1)	Power of Attorney as it relates to the Registrant is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(p)(1)	Joint Code of Ethics dated May 17, 2000, as amended September 16, 2004 with State Street Master Funds is incorporated herein by reference to Post-Effective Amendment No. 13 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2005.

(2)	Joint Code of Ethics governing the Registrant is incorporated herein by reference to Post-Effective Amendment No. 175 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 20, 2015.

(3)	Code of Ethics of CBRE Clarion Securities LLC is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(q)(1)	Financial Statements for the fiscal years ending December 31, 2012 and December 31, 2013 for CBRE Clarion Global Listed Infrastructure Fund, LP are incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(2)	Portfolio of Investments dated October 31, 2014 for the CBRE Clarion Global Listed Infrastructure Fund, LP is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

+	Post-Effective Amendment No. 8 was filed with the Commission on January 30, 2002. The next Post-Effective Amendment, filed on April 30, 2002, should have been sequentially numbered Post-Effective Amendment No. 9. Due to a scrivener’s error, it was numbered Post-Effective Amendment No. 10. Such Post-Effective Amendment has been referred to in this Part C as Post-Effective Amendment No. 9.

Item 29. Persons Controlled By or Under Common Control with the Fund

See the Statement of Additional Information regarding the Trust’s control relationships.

Item 30. Indemnification

Under the terms of Registrant’s Amended and Restated Declaration of Trust, Article VIII, Registrant is required, subject to certain exceptions and limitations, to indemnify each of its Trustees and officers, including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise who may be indemnified by Registrant under the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser

SSGA Funds Management, Inc.

See “Management of the Trust” in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32. Principal Underwriter

(a) State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s principal underwriter and also serves as the principal underwriter for the following investment companies: SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds, and SSgA Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of State Street Global Markets, LLC, are as follows:

Nicholas Bonn	Chief Executive Officer and Director

Christopher P. Jensen	FINOP and Chief Financial Officer and Director

Howard Fairweather	Director

Stephan Gavell	Director

Mark Snyder	Executive Vice President and Director

R. Bryan Woodard	Senior Vice President, Chief Legal Counsel and Secretary

James Ross	Executive Vice President and Director

Martine Bond	Executive Vice President and Director

*	The principal business address for each of the above directors and executive officers is 1 Lincoln Street, Boston, MA 02111.

Item 33. Location of Accounts and Records

The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:

State Street Institutional Investment Trust (“Trust”)

One Lincoln Street/CPH 0326

Boston, MA 02111

SSGA Funds Management, Inc. (“Adviser”)

State Street Financial Center

One Lincoln Street

Boston, MA 02111

SSGA Funds Management, Inc. serves as the Administrator for all Funds and Portfolios.

State Street Bank and Trust Company serves as the Sub-Administrator for all Funds and Portfolios.

State Street Bank and Trust Company serves as the Custodian, Transfer Agent and Dividend Disbursing Agent) for all Funds, except not the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Investment Trust, State Street Global Equity ex-U.S. Index Fund, and State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Opportunistic Emerging Markets Fund, State Street Small Cap Emerging Markets Equity Fund, State Street Clarion Global Infrastructure & MLP Fund, State Street Clarion Global Real Estate Income Fund, State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund, State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, State Street Global Allocation Fund, State Street Hedged International Developed Equity Index Fund, State Street International Developed Equity Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Emerging Markets Equity Index Fund, State Street 60 Day Money Market Fund, State Street Cash Reserves Fund, State Street Conservative Income Fund, State Street Institutional Liquid Assets Fund, State Street Current Yield Fund, State Street Ultra Short Term Bond Fund, State Street Macro Absolute Return Bond Fund, State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund.

State Street Bank and Trust Company

One Lincoln Street/CPH 0326

Boston, MA 02111

Boston Financial Data Services, Inc.

Boston Financial Data Services, Inc. serves as the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Investment Trust, State Street Global Equity ex-U.S. Index Fund, and State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Opportunistic Emerging Markets Fund, State Street Small Cap Emerging Markets Equity Fund, State Street Clarion Global Infrastructure & MLP Fund, State Street Clarion Global Real Estate Income Fund, State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund, the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, State Street Global Allocation Fund, State Street Hedged International Developed Equity Index Fund, State Street International Developed Equity Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Emerging Markets Equity Index Fund, State Street 60 Day Money Market Fund, State Street Cash Reserves Fund, State Street Conservative Income Fund, State Street Institutional Liquid Assets Fund, State Street Current Yield Fund, State Street Ultra Short Term Bond Fund, State Street Macro Absolute Return Bond Fund, State Street Disciplined U.S. Equity Fund, State Street Disciplined International Equity Fund and State Street Disciplined Global Equity Fund.

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”) has duly caused this Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 4th day of December, 2015.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 4th day of December, 2015:

Signature	Signature

/s/ William L. Boyan* William L. Boyan, Trustee	/s/ James E. Ross* James E. Ross, Trustee

/s/ Michael F. Holland* Michael F. Holland, Trustee	/s/ Richard D. Shirk* Richard D. Shirk, Trustee

/s/ William L. Marshall* William L. Marshall, Trustee	/s/ Rina K. Spence* Rina K. Spence, Trustee

/s/ Patrick J. Riley* Patrick J. Riley, Trustee	/s/ Bruce D. Taber* Bruce D. Taber, Trustee

/s/ Chad C. Hallett** Chad C. Hallett, Treasurer and Principal Financial Officer	/s/ Douglas T. Williams* Douglas T. Williams, Trustee

/s/ Ellen M. Needham
Ellen M. Needham, President and Principal Executive Officer

/s/ David James *By: David James Attorney-in-Fact Pursuant to Powers of Attorney

/s/ Ann M. Carpenter
**By: Ann M. Carpenter
Attorney-in-Fact Pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Document